Parametric Tax-Managed Emerging Markets Fund

March 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Argentina — 0.7%
Adecoagro SA(1)	128,000	$881,920
Arcos Dorados Holdings, Inc., Class A	81,800	586,506
Banco Macro SA, Class B	130,676	599,540
BBVA Banco Frances SA	76,594	242,077
BBVA Banco Frances SA ADR	17,300	164,523
Cresud SA ADR(1)	19,400	224,846
Grupo Financiero Galicia SA, Class B ADR	56,700	1,446,984
IRSA Inversiones y Representaciones SA	119,544	135,084
IRSA Propiedades Comerciales SA	1,325	6,340
Ledesma SAAI(1)	259,501	73,009
MercadoLibre, Inc.(1)	14,600	7,412,858
Molinos Agro SA	18,283	93,917
Molinos Rio de la Plata SA, Class B(1)	75,026	67,477
Pampa Energia SA ADR(1)	77,260	2,130,058
Telecom Argentina SA ADR	102,600	1,497,960
Ternium Argentina SA	2,005,200	723,687
Transportadora de Gas del Sur SA	252,923	667,257
YPF SA ADR	101,600	1,423,416

		$18,377,459

Bahrain — 0.8%
Ahli United Bank BSC	14,575,611	$11,886,720
Al Salam Bank-Bahrain BSC	15,477,147	3,527,027
GFH Financial Group BSC	10,517,954	2,799,921
Ithmaar Holding BSC(1)(2)	21,954,746	1,609,967

		$19,823,635

Bangladesh — 0.7%
ACI, Ltd.	129,325	$466,289
Aftab Automobiles, Ltd.	378,354	184,139
Al-Arafah Islami Bank, Ltd.	2,174,488	518,737
Bangladesh Export Import Co., Ltd.	3,361,221	903,179
Bangladesh Submarine Cable Co., Ltd.	178,728	329,323
Beximco Pharmaceuticals, Ltd.	71,885	72,666
BRAC Bank, Ltd.(1)	477,896	438,985
British American Tobacco Bangladesh Co., Ltd.	32,750	1,738,324
BSRM Steels, Ltd.	1,375,000	974,618
City Bank, Ltd. (The)	933,797	293,630
Grameenphone, Ltd.	446,213	2,159,078
Heidelberger Cement Bangladesh, Ltd.	103,700	429,285
Islami Bank Bangladesh, Ltd.	1,587,087	489,714
Jamuna Oil Co., Ltd.	171,088	379,801
Khulna Power Co., Ltd.	1,070,095	768,802
LafargeHolcim Bangladesh, Ltd.	396,773	196,479

Security	Shares	Value
LankaBangla Finance, Ltd.	1,102,357	$291,391
Malek Spinning Mills, Ltd.	1,020,000	226,525
Meghna Petroleum, Ltd.	210,100	510,404
National Bank, Ltd.(1)	3,654,721	394,417
Olympic Industries, Ltd.	311,098	859,142
Padma Oil Co., Ltd.	175,100	487,647
Pubali Bank, Ltd.	1,709,987	544,380
Renata, Ltd.	30,361	428,092
Singer Bangladesh, Ltd.	215,270	492,374
Social Islami Bank, Ltd.(1)	1,095,081	201,421
Southeast Bank, Ltd.(1)	2,195,925	395,522
Square Pharmaceuticals, Ltd.	552,572	1,753,430
Summit Power, Ltd.	597,049	290,073
Titas Gas Transmission & Distribution Co., Ltd.	884,903	401,697
Unique Hotel & Resorts, Ltd.	1,004,743	622,344
United Airways Bangladesh, Ltd.(1)	7,278,815	224,636
United Commercial Bank, Ltd.	1,270,726	271,324

		$18,737,868

Botswana — 0.4%
Barclays Bank of Botswana, Ltd.	1,308,506	$635,609
Botswana Insurance Holdings, Ltd.	825,133	1,343,747
First National Bank of Botswana, Ltd.	7,511,600	1,781,937
Letshego Holdings, Ltd.	16,310,999	2,427,727
Sechaba Breweries Holdings, Ltd.	1,086,400	2,072,335
Sefalana Holding Co.	991,000	793,028
Standard Chartered Bank Botswana, Ltd.(1)	850,790	294,498

		$9,348,881

Brazil — 5.7%
Aliansce Shopping Centers SA	97,100	$495,253
AMBEV SA	1,567,825	6,739,243
Atacadao Distribuicao Comercio e Industria Ltda	144,200	739,903
B2W Cia Digital(1)	113,015	1,218,663
B3 SA-Brasil Bolsa Balcao	341,485	2,801,409
Banco Bradesco SA, PFC Shares	468,738	5,140,692
Banco do Brasil SA	56,600	704,293
BR Malls Participacoes SA	997,700	3,203,057
Braskem SA, PFC Shares	82,200	1,068,609
BRF SA(1)	48,966	283,265
CCR SA	160,000	479,753
Centrais Eletricas Brasileiras SA, PFC Shares	372,066	3,597,742
Cia Brasileira de Distribuicao, PFC Shares	52,556	1,227,674
Cia de Saneamento Basico do Estado de Sao Paulo ADR	302,298	3,198,313
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	39,663	781,438
Cia Hering	155,800	1,189,386
Cia Siderurgica Nacional SA(1)	84,900	352,363
Cia Siderurgica Nacional SA ADR(1)	62,200	255,642
Cielo SA	545,438	1,322,029
Cosan SA	123,000	1,339,842
CVC Brasil Operadora e Agencia de Viagens SA	91,021	1,272,785
Cyrela Brazil Realty SA Empreendimentos e Participacoes	191,224	794,620

Security	Shares	Value
Duratex SA	271,983	$762,040
EDP-Energias do Brasil SA	331,900	1,439,376
Embraer SA	268,332	1,264,440
Embraer SA ADR	3,652	69,425
Engie Brasil Energia SA	120,125	1,310,365
Equatorial Energia SA	123,600	2,525,445
Estacio Participacoes SA	188,129	1,278,106
Ez Tec Empreendimentos e Participacoes SA	111,094	760,422
Fleury SA	191,500	997,765
Gerdau SA, PFC Shares	227,900	881,251
Gol Linhas Aereas Inteligentes SA, PFC Shares	242,400	1,603,474
Hypera SA	541,800	3,584,001
Iguatemi Empresa de Shopping Centers SA	88,100	875,746
Instituto Hermes Pardini SA	81,900	424,629
Itau Unibanco Holding SA, PFC Shares	535,093	4,705,391
Itausa-Investimentos Itau SA, PFC Shares	731,454	2,238,068
JBS SA	569,502	2,315,622
Klabin SA, PFC Shares	981,500	772,094
Linx SA	60,800	574,559
Localiza Rent a Car SA	715,328	6,040,008
Lojas Americanas SA, PFC Shares	440,490	1,886,681
Lojas Renner SA	327,591	3,664,675
M Dias Branco SA	60,700	673,609
Magazine Luiza SA	45,246	1,997,464
Marcopolo SA, PFC Shares	696,300	693,570
MRV Engenharia e Participacoes SA	214,800	767,505
Multiplan Empreendimentos Imobiliarios SA	835,200	4,989,421
Natura Cosmeticos SA	116,100	1,345,928
Odontoprev SA	779,700	3,265,884
Oi SA ADR	315,800	123,162
Pagseguro Digital, Ltd., Class A(1)	225,100	6,719,235
Petroleo Brasileiro SA, PFC Shares	2,048,844	14,683,378
Raia Drogasil SA	107,800	1,797,883
Rumo SA(1)	387,599	1,895,749
Sao Martinho SA	133,410	624,909
Suzano Papel e Celulose SA	167,741	1,994,290
Suzano SA ADR	12,662	299,963
Telefonica Brasil SA, PFC Shares	74,605	905,088
TIM Participacoes SA	1,575,044	4,742,812
Totvs SA	91,400	919,754
Transmissora Alianca de Energia Electrica SA	444,093	2,812,905
Ultrapar Participacoes SA	103,648	1,244,194
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, PFC Shares	226,900	581,832
Vale SA	715,518	9,307,299
Weg SA	862,114	3,963,388

		$144,528,779

Bulgaria — 0.1%
Albena AD	3,379	$83,346
Bulgartabak Holding(1)	3,450	17,778
CB First Investment Bank AD(1)	54,000	112,741
Chimimport AD	825,588	852,324

Security	Shares	Value
Industrial Holding Bulgaria PLC(1)	576,865	$331,530
Petrol AD(1)	19,052	8,714
Sopharma AD	303,500	608,640

		$2,015,073

Chile — 2.8%
AES Gener SA	1,713,702	$460,593
Aguas Andinas SA, Series A	2,298,691	1,306,917
Almendral SA	5,119,951	373,930
AntarChile SA	17,009	228,951
Banco de Chile	30,328,153	4,465,180
Banco de Chile ADR	12,399	365,027
Banco de Credito e Inversiones SA	31,145	1,991,069
Banco Santander Chile ADR	100,849	3,000,258
Besalco SA	596,000	551,767
Cap SA	86,946	1,032,356
Cencosud SA	1,747,858	3,025,917
Cia Cervecerias Unidas SA ADR	100,500	2,960,730
Cia Sud Americana de Vapores SA(1)	7,802,824	262,347
Colbun SA	5,553,984	1,255,248
Embotelladora Andina SA, Series A ADR	6,700	130,885
Embotelladora Andina SA, Series A, PFC Shares	149,933	484,717
Embotelladora Andina SA, Series B ADR	49,672	1,074,405
Empresa Nacional de Telecomunicaciones SA	281,023	2,926,252
Empresas CMPC SA	1,151,549	4,061,274
Empresas COPEC SA	673,467	8,550,543
Enel Americas SA	7,896,770	1,403,886
Enel Americas SA ADR	140,171	1,251,727
Enel Chile SA	4,683,503	490,715
Enel Chile SA ADR	257,006	1,331,291
Engie Energia Chile SA	253,400	487,619
Inversiones Aguas Metropolitanas SA	613,640	937,812
Itau CorpBanca	145,664,426	1,284,321
Latam Airlines Group SA	169,643	1,803,612
Latam Airlines Group SA ADR	248,748	2,631,754
Parque Arauco SA	818,312	2,188,563
Ripley Corp. SA	1,334,100	1,088,249
S.A.C.I. Falabella	1,032,879	7,680,131
Salfacorp SA	1,001,683	1,361,572
Sigdo Koppers SA	578,762	1,063,111
Sociedad Matriz SAAM SA	6,677,681	667,273
Sociedad Quimica y Minera de Chile SA ADR	90,000	3,459,600
Sonda SA	1,330,624	2,004,232
Vina Concha y Toro SA	146,373	304,574
Vina Concha y Toro SA ADR(1)	26,701	1,111,193

		$71,059,601

China — 12.3%
3SBio, Inc.(3)	527,000	$1,036,515
AECC Aviation Power Co., Ltd.	66,500	261,008
Agile Group Holdings, Ltd.	486,000	788,858
Agricultural Bank of China, Ltd., Class H	1,705,000	788,160

Security	Shares	Value
Air China, Ltd., Class H	982,000	$1,209,408
Aisino Corp.	73,800	305,885
Alibaba Group Holding, Ltd. ADR(1)	19,000	3,466,550
Aluminum Corp. of China, Ltd., Class H(1)	5,922,000	2,188,214
Angang Steel Co., Ltd., Class H	1,148,000	841,108
Anhui Conch Cement Co., Ltd., Class H	1,034,500	6,330,007
ANTA Sports Products, Ltd.	489,093	3,334,143
AVIC Aircraft Co., Ltd., Class A	162,200	411,209
Baidu, Inc. ADR(1)	13,700	2,258,445
Bank of Beijing Co., Ltd.	395,520	364,816
Bank of China, Ltd., Class H	5,324,000	2,419,599
Bank of Communications, Ltd., Class H	2,201,300	1,805,960
Bank of Nanjing Co., Ltd.	294,427	346,588
Bank of Ningbo Co., Ltd., Class A	87,300	275,668
BBMG Corp., Class H	3,378,000	1,242,035
BeiGene, Ltd. ADR(1)	24,425	3,224,100
Beijing Capital International Airport Co., Ltd., Class H	596,000	566,085
Beijing Enterprises Holdings, Ltd.	223,500	1,269,126
Beijing Enterprises Water Group, Ltd.	3,456,000	2,137,941
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	82,619	258,507
Beijing Originwater Technology Co., Ltd., Class A	171,376	238,902
Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A	60,580	93,985
Beijing Tongrentang Co., Ltd.	47,000	209,261
Beijing Water Business Doctor Co., Ltd., Class A	73,000	93,600
Beijing Xinwei Technology Group Co., Ltd.(1)(2)	93,610	0
BOE Technology Group Co., Ltd., Class A	911,100	526,527
BYD Co., Ltd., Class H	489,000	2,956,610
Cangzhou Mingzhu Plastic Co., Ltd., Class A	165,750	124,117
CGN Power Co., Ltd., Class H(3)	6,329,000	1,766,551
Changchun High & New Technology Industry Group, Inc., Class A	5,800	273,903
Changjiang Securities Co., Ltd., Class A	141,300	157,948
Chengdu Xingrong Environment Co., Ltd., Class A	238,200	164,718
China Agri-Industries Holdings, Ltd.	2,380,000	815,757
China Bluechemical, Ltd., Class H	1,348,000	438,516
China Cinda Asset Management Co., Ltd., Class H	3,202,000	890,464
China CITIC Bank Corp., Ltd., Class H	1,627,000	1,037,478
China Coal Energy Co., Ltd., Class H	1,005,000	416,419
China Communications Construction Co., Ltd., Class H	1,677,000	1,738,060
China Communications Services Corp., Ltd., Class H	2,166,000	1,935,348
China Construction Bank Corp., Class H	4,291,580	3,683,757
China Dongxiang Group Co., Ltd.	3,981,000	578,767
China Eastern Airlines Corp., Ltd., Class H	1,436,000	1,019,020
China Everbright Bank Co., Ltd.	341,400	208,104
China Everbright International, Ltd.	1,584,148	1,613,563
China Everbright, Ltd.	456,000	905,550
China Evergrande Group	757,000	2,521,197
China Fortune Land Development Co., Ltd.	52,400	241,179
China Gas Holdings, Ltd.	1,086,000	3,825,889
China Huishan Dairy Holdings Co., Ltd.(1)(2)	1,750,000	0
China International Marine Containers Co., Ltd.	413,812	529,733
China International Travel Service Corp., Ltd.	47,276	492,969
China Life Insurance Co., Ltd., Class H	178,000	479,911

Security	Shares	Value
China Longyuan Power Group Corp., Ltd., Class H	2,055,000	$1,431,804
China Medical System Holdings, Ltd.	702,000	682,499
China Mengniu Dairy Co., Ltd.	1,601,000	5,958,625
China Merchants Bank Co., Ltd., Class H	512,500	2,496,763
China Merchants Port Holdings Co., Ltd.	424,000	904,245
China Merchants Shekou Industrial Zone Holdings Co., Ltd.(2)	935,251	0
China Minsheng Banking Corp., Ltd., Class H	1,036,920	754,107
China Mobile, Ltd.	475,120	4,848,279
China Modern Dairy Holdings, Ltd.(1)	2,514,000	416,029
China Molybdenum Co., Ltd., Class H	4,218,000	1,766,999
China National Building Material Co., Ltd., Class H	2,156,000	1,706,408
China National Nuclear Power Co., Ltd.	227,000	204,285
China Northern Rare Earth Group High-Tech Co., Ltd.	185,300	306,774
China Oilfield Services, Ltd., Class H	1,832,000	1,977,642
China Overseas Land & Investment, Ltd.	760,360	2,893,555
China Pacific Insurance (Group) Co., Ltd., Class H	282,800	1,111,186
China Petroleum & Chemical Corp., Class H	11,161,800	8,858,736
China Power International Development, Ltd.	2,268,000	580,955
China Railway Construction Corp., Ltd., Class H	947,500	1,243,602
China Railway Group, Ltd., Class H	2,265,000	2,067,980
China Resources Beer Holdings Co., Ltd.	968,000	4,082,867
China Resources Cement Holdings, Ltd.	870,000	901,407
China Resources Gas Group, Ltd.	448,000	2,114,989
China Resources Land, Ltd.	537,111	2,413,732
China Resources Medical Holdings Co., Ltd.	803,000	576,917
China Resources Pharmaceutical Group, Ltd.(3)	278,000	392,989
China Resources Power Holdings Co., Ltd.	1,087,000	1,634,841
China Shenhua Energy Co., Ltd., Class H	1,654,500	3,775,886
China Shipbuilding Industry Co., Ltd.	375,300	325,957
China South City Holdings, Ltd.	1,106,000	177,697
China Southern Airlines Co., Ltd., Class H	2,064,500	1,847,311
China State Construction Engineering Corp., Ltd.	331,520	301,454
China Taiping Insurance Holdings Co., Ltd.	277,000	827,970
China Telecom Corp., Ltd., Class H	4,679,392	2,603,723
China Unicom (Hong Kong), Ltd.	1,632,290	2,078,273
China Union Holdings, Ltd., Class A	162,700	179,628
China United Network Communications, Ltd., Class A	742,466	749,179
China Vanke Co., Ltd., Class H	723,217	3,043,949
China Yangtze Power Co., Ltd.	236,900	594,249
CIFI Holdings Group Co., Ltd.	990,000	751,927
CITIC Guoan Information Industry Co., Ltd., Class A	585,250	518,640
CITIC, Ltd.	1,289,000	1,926,950
CNOOC, Ltd.	4,024,500	7,496,355
COFCO Tunhe Sugar Co., Ltd.	116,500	155,794
COSCO SHIPPING Development Co., Ltd., Class H(1)	3,803,000	499,546
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	1,778,000	1,020,275
COSCO SHIPPING Holdings Co., Ltd., Class H(1)	2,729,150	1,134,502
COSCO SHIPPING Ports, Ltd.	528,000	570,959
Country Garden Holdings Co., Ltd.	2,431,000	3,806,291
Country Garden Services Holdings Co., Ltd.(1)	279,425	521,724
CSPC Pharmaceutical Group, Ltd.	2,054,000	3,826,892
Ctrip.com International, Ltd. ADR(1)	97,000	4,237,930

Security	Shares	Value
Daqin Railway Co., Ltd.	164,362	$203,857
Datang International Power Generation Co., Ltd., Class H	3,276,000	877,651
Dong-E-E-Jiao Co., Ltd., Class A	25,300	178,122
Dongfeng Motor Group Co., Ltd., Class H	1,748,000	1,753,623
Dr Peng Telecom & Media Group Co., Ltd.	312,978	492,337
East Money Information Co., Ltd., Class A	113,760	327,388
Financial Street Holdings Co., Ltd., Class A	173,966	222,164
Fullshare Holdings, Ltd.	3,655,000	489,497
Ganfeng Lithium Co., Ltd., Class A	103,400	424,806
GD Power Development Co., Ltd.	566,200	225,543
GEM Co., Ltd., Class A	217,400	163,230
Gemdale Corp.	247,101	503,808
GoerTek, Inc., Class A	307,800	479,562
Golden Eagle Retail Group, Ltd.	366,000	433,971
Great Wall Motor Co., Ltd., Class H	2,510,250	1,888,697
Gree Electric Appliances, Inc. of Zhuhai, Class A	94,600	664,506
Greentown China Holdings, Ltd.	235,500	235,694
Guangdong Baolihua New Energy Stock Co., Ltd., Class A	257,300	312,998
Guangdong Investment, Ltd.	1,517,177	2,929,397
Guanghui Energy Co., Ltd.	682,345	441,646
Guangzhou Automobile Group Co., Ltd., Class H	2,137,199	2,529,407
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	210,000	927,446
Guangzhou R&F Properties Co., Ltd., Class H	670,400	1,454,140
Guosen Securities Co., Ltd., Class A	176,600	355,885
Guoxuan High-Tech Co., Ltd., Class A	63,830	166,759
Han’s Laser Technology Industry Group Co., Ltd., Class A	46,800	293,236
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	51,300	267,162
Henan Shuanghui Investment & Development Co., Ltd., Class A	61,400	235,840
Hengan International Group Co., Ltd.	403,000	3,533,175
Hengtong Optic-electric Co., Ltd.	98,560	311,201
Hesteel Co., Ltd., Class A	284,800	145,023
Huabao International Holdings, Ltd.	492,000	249,641
Huadian Power International Corp., Ltd., Class H	2,642,000	1,088,489
Huadong Medicine Co., Ltd., Class A	44,300	214,681
Hualan Biological Engineering, Inc., Class A	30,600	204,368
Huaneng Power International, Inc., Class H	5,704,000	3,314,895
Huaneng Renewables Corp., Ltd., Class H	2,704,000	752,332
Huayi Brothers Media Corp., Class A	312,765	252,568
Huayu Automotive Systems Co., Ltd.	82,100	248,823
Hubei Energy Group Co., Ltd., Class A	272,100	169,659
Humanwell Healthcare Group Co., Ltd.	69,600	118,167
Hundsun Technologies, Inc.	22,150	287,941
Iflytek Co., Ltd., Class A	37,950	204,778
Industrial & Commercial Bank of China, Ltd., Class H	4,326,000	3,176,947
Industrial Bank Co., Ltd.	179,000	483,705
Inner Mongolia BaoTou Steel Union Co., Ltd.	737,800	200,521
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	113,200	488,935
JD.com, Inc. ADR(1)	39,400	1,187,910
Jiangsu Expressway Co., Ltd., Class H	796,000	1,126,328
Jiangsu Hengrui Medicine Co., Ltd.	60,259	585,285
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	15,400	298,733
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	81,550	305,747

Security	Shares	Value
Jiangxi Copper Co., Ltd., Class H	1,415,000	$1,879,720
Jinke Properties Group Co., Ltd., Class A	361,000	390,635
Jinyu Bio-Technology Co., Ltd.	73,710	194,801
Jizhong Energy Resources Co., Ltd., Class A	283,400	183,064
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd.	41,300	224,586
Kangde Xin Composite Material Group Co., Ltd., Class A	113,300	99,144
Kingboard Holdings., Ltd.	169,200	600,974
Kweichow Moutai Co., Ltd.	7,210	914,451
KWG Group Holdings, Ltd.	618,500	748,105
Lee & Man Paper Manufacturing, Ltd.	876,000	747,470
Lenovo Group, Ltd.	2,596,000	2,342,230
Lepu Medical Technology Beijing Co., Ltd., Class A	69,200	272,349
Leyou Technologies Holdings, Ltd.(1)	1,240,000	346,238
Li Ning Co., Ltd.(1)	1,892,312	2,975,159
Longfor Group Holdings, Ltd.	841,000	2,966,314
LONGi Green Energy Technology Co., Ltd.	94,641	367,236
Lonking Holdings, Ltd.	2,438,000	791,437
Luxshare Precision Industry Co., Ltd., Class A	121,690	446,867
Luye Pharma Group, Ltd.(3)	1,117,000	978,532
Luzhou Laojiao Co., Ltd., Class A	31,300	309,632
Maanshan Iron & Steel Co., Ltd., Class H	2,099,000	1,028,839
Midea Group Co., Ltd., Class A	96,300	698,033
MMG, Ltd.(1)	796,000	324,157
NARI Technology Co., Ltd.	85,600	268,354
NetEase, Inc. ADR	5,200	1,255,540
New Hope Liuhe Co., Ltd., Class A	147,526	292,287
New Oriental Education & Technology Group, Inc. ADR(1)	27,905	2,513,961
Nine Dragons Paper Holdings, Ltd.	759,000	724,457
Oceanwide Holdings Co., Ltd., Class A	270,200	294,745
Offshore Oil Engineering Co., Ltd.	168,800	160,999
Oriental Energy Co., Ltd., Class A	127,300	186,981
Ourpalm Co., Ltd., Class A	363,500	217,876
Perfect World Co. Ltd/China, Class A	59,700	281,609
PetroChina Co., Ltd., Class H	2,088,300	1,367,028
PICC Property & Casualty Co., Ltd., Class H	513,000	584,002
Ping An Bank Co., Ltd., Class A	161,100	307,082
Ping An Insurance (Group) Co. of China, Ltd., Class H	477,500	5,375,797
Pingdingshan Tianan Coal Mining Co., Ltd.(1)	262,515	165,432
Poly Developments and Holdings Group Co., Ltd., Class A	292,400	617,725
Poly Property Group Co., Ltd.	1,579,000	616,547
Power Construction Corp. of China, Ltd.	186,917	160,085
Qingdao Haier Co., Ltd.	135,829	345,172
Qingling Motors Co., Ltd., Class H	1,448,966	404,502
RiseSun Real Estate Development Co., Ltd., Class A	223,100	372,583
SAIC Motor Corp., Ltd.	135,500	525,110
Sanan Optoelectronics Co., Ltd.	132,000	288,005
SDIC Power Holdings Co., Ltd.	112,800	139,198
Semiconductor Manufacturing International Corp.(1)	1,241,200	1,257,874
Shandong Gold Mining Co., Ltd.	44,309	203,849
Shanghai Dazhong Public Utilities Group Co., Ltd., Class A	220,886	245,763
Shanghai Electric Group Co., Ltd., Class H	1,644,000	624,716
Shanghai Fosun Pharmaceutical Group Co., Ltd.	545,000	1,972,607

Security	Shares	Value
Shanghai Industrial Holdings, Ltd.	291,000	$685,833
Shanghai Oriental Pearl Group Co., Ltd., Class A	300,595	551,950
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	756,400	1,648,586
Shanghai Pudong Development Bank Co., Ltd., Class A	221,426	371,531
Shanxi Lu’an Environmental Energy Development Co., Ltd.	152,200	177,505
Shanxi Xishan Coal & Electricity Power Co., Ltd., Class A	232,100	215,113
Shenergy Co., Ltd.	227,799	190,364
Shenwan Hongyuan Group Co., Ltd., Class A	357,100	292,964
Shenzhen Energy Group Co., Ltd., Class A	241,960	233,457
Shenzhen Inovance Technology Co., Ltd., Class A	60,600	238,630
Shenzhen Investment, Ltd.	1,384,000	529,602
Shenzhen Overseas Chinese Town Co., Ltd., Class A	176,600	202,109
Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	56,300	227,534
Shenzhen Sunway Communication Co., Ltd., Class A	52,400	224,547
Shenzhen World Union Properties Consultancy, Inc., Class A	291,100	260,836
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	219,739	164,657
Shimao Property Holdings, Ltd.	214,500	672,210
Shui On Land, Ltd.	1,556,500	385,378
Siasun Robot & Automation Co., Ltd., Class A	69,900	198,700
Sichuan Chuantou Energy Co., Ltd.	152,000	211,083
Sihuan Pharmaceutical Holdings Group, Ltd.	928,000	224,955
SINA Corp.(1)	8,700	515,388
Sino Biopharmaceutical, Ltd.	3,257,500	2,977,014
Sino-Ocean Group Holding, Ltd.	1,881,500	826,867
Sinopec Oilfield Service Corp., Class H(1)	4,801,500	550,645
Sinopec Shanghai Petrochemical Co., Ltd., Class H	3,662,000	1,746,012
Sinopharm Group Co., Ltd., Class H	756,800	3,155,384
SOHO China, Ltd.(1)	381,500	160,737
Sun Art Retail Group, Ltd.	1,281,000	1,249,712
Sunac China Holdings, Ltd.	750,000	3,745,267
Suning.com Co., Ltd, Class A	138,200	257,764
Tasly Pharmaceutical Group Co., Ltd.	82,976	277,505
TBEA Co., Ltd.	168,219	206,862
TCL Corp., Class A	372,800	225,151
Tencent Holdings, Ltd.	242,900	11,170,433
Tencent Music Entertainment Group ADR(1)	62	1,122
Tianqi Lithium Corp., Class A	31,855	166,745
Tibet Water Resources, Ltd.(1)	528,000	164,080
Tingyi (Cayman Islands) Holding Corp.	1,198,000	1,977,532
Tonghua Dongbao Pharmaceutical Co., Ltd.	106,833	275,226
Tongling Nonferrous Metals Group Co., Ltd., Class A	443,200	168,724
TravelSky Technology, Ltd., Class H	984,000	2,605,770
Tsingtao Brewery Co., Ltd., Class H	544,000	2,566,513
Uni-President China Holdings, Ltd.	290,000	284,596
United Laboratories International Holdings, Ltd. (The)	362,000	214,170
Wanhua Chemical Group Co., Ltd.(1)	52,720	356,788
Want Want China Holdings, Ltd.	3,646,000	3,033,013
Weichai Power Co., Ltd., Class H	907,200	1,456,060
Wens Foodstuffs Group Co., Ltd., Class A	75,028	452,712
Western Mining Co., Ltd.	274,000	263,023
Western Securities Co., Ltd., Class A	166,539	284,587
WH Group, Ltd.(3)	3,991,500	4,269,414

Security	Shares	Value
Wintime Energy Co., Ltd.(1)	659,389	$212,409
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co., Ltd., Class A	133,400	276,264
Wuliangye Yibin Co., Ltd., Class A	31,400	443,290
Xinhu Zhongbao Co., Ltd.	301,800	176,520
Xinjiang Zhongtai Chemical Co., Ltd., Class A	104,700	141,884
Yang Quan Coal Industry Group Co., Ltd.	189,257	171,559
Yango Group Co., Ltd., Class A	259,600	322,045
Yangzijiang Shipbuilding Holdings, Ltd.	919,000	1,020,512
Yanzhou Coal Mining Co., Ltd., Class H	1,652,000	1,625,647
Yonghui Superstores Co., Ltd.	140,200	180,409
Youngor Group Co., Ltd.	201,880	273,494
Yuexiu Property Co., Ltd.	3,386,000	816,293
Yunnan Baiyao Group Co., Ltd., Class A	19,521	248,132
Yunnan Chihong Zinc & Germanium Co., Ltd.	222,100	169,068
Zhaojin Mining Industry Co., Ltd., Class H	409,500	409,928
Zhejiang China Commodities City Group Co., Ltd.	354,157	250,562
Zhejiang Dahua Technology Co., Ltd., Class A	94,600	230,938
Zhejiang Expressway Co., Ltd., Class H	870,000	998,691
Zhejiang Huahai Pharmaceutical Co., Ltd.	70,080	162,043
Zhejiang Longsheng Group Co., Ltd.	155,000	395,997
Zhejiang Zheneng Electric Power Co., Ltd.	246,600	178,517
Zhongjin Gold Corp., Ltd.	120,570	152,719
Zhuzhou CRRC Times Electric Co., Ltd., Class H	165,500	979,766
Zijin Mining Group Co., Ltd., Class H	7,732,000	3,201,275
ZTE Corp., Class H(1)	708,739	2,137,465

		$311,124,884

Colombia — 1.5%
Almacenes Exito SA	519,955	$2,368,154
Avianca Holdings SA, PFC Shares	554,449	291,309
Banco Davivienda SA, PFC Shares	102,055	1,197,246
Banco de Bogota SA	29,067	601,758
Bancolombia SA	86,292	1,071,873
Bancolombia SA ADR, PFC Shares	74,600	3,809,076
Bolsa de Valores de Colombia	67,023	253,541
Celsia SA ESP	773,260	1,074,501
Cementos Argos SA	409,358	1,011,829
Cementos Argos SA, PFC Shares	190,626	391,653
Cemex Latam Holdings SA(1)	206,452	310,841
Corporacion Financiera Colombiana SA(1)	115,019	956,077
Ecopetrol SA	3,309,500	3,545,118
Ecopetrol SA ADR	202,000	4,330,880
Empresa de Telecommunicaciones de Bogota SA(1)	1,017,738	91,302
Grupo Argos SA	396,460	2,250,897
Grupo Argos SA, PFC Shares	140,122	650,498
Grupo Aval Acciones y Valores SA	1,276,356	488,438
Grupo Aval Acciones y Valores SA, PFC Shares	1,817,548	704,094
Grupo de Inversiones Suramericana SA	194,054	2,230,261
Grupo Energia Bogota SA ESP(1)	2,027,382	1,319,566
Grupo Nutresa SA	426,615	3,449,822
Interconexion Electrica SA	945,400	4,732,886
Odinsa SA(2)	53,817	177,250

		$37,308,870

Security	Shares	Value
Croatia — 0.7%
AD Plastik DD	44,076	$1,168,239
Adris Grupa DD, PFC Shares	45,976	3,064,358
Atlantic Grupa DD	12,702	2,186,365
Atlantska Plovidba DD(1)	8,767	375,927
Ericsson Nikola Tesla DD	5,610	940,446
Hrvatski Telekom DD	229,761	5,667,824
Koncar-Elektroindustrija DD	6,024	593,075
Kras DD	3,067	181,310
Ledo DD(1)(2)	983	0
Petrokemija DD(1)	1,183	3,798
Podravka Prehrambena Industrija DD	40,146	2,244,343
Privredna Banka Zagreb DD	3,310	394,728
Valamar Riviera DD	263,029	1,329,138
Zagrebacka Banka DD	30,550	293,605

		$18,443,156

Czech Republic — 0.7%
CEZ AS	348,557	$8,191,043
Komercni Banka AS	197,111	8,057,060
New World Resources PLC, Class A(1)(2)	860,500	0
O2 Czech Republic AS	29,400	318,975
Philip Morris CR AS	2,867	1,968,727

		$18,535,805

Egypt — 0.7%
Alexandria Mineral Oils Co.	699,616	$240,317
Commercial International Bank Egypt SAE	1,187,236	4,700,166
Eastern Tobacco	2,141,120	2,274,737
Egypt Kuwait Holding Co. SAE	594,062	938,619
Egyptian Financial Group-Hermes Holding Co.(1)	591,772	580,998
Egyptian International Pharmaceuticals EIPICO	106,780	462,215
Egyptian Resorts Co.(1)	2,375,648	264,892
ElSewedy Electric Co.	1,970,057	1,771,144
Ezz Steel Co SAE(1)	740,231	774,840
Global Telecom Holding SAE(1)	5,506,966	1,458,450
Juhayna Food Industries	1,017,936	778,503
Maridive & Oil Services SAE(1)	503,561	180,751
Medinet Nasr Housing(1)	1,701,505	701,125
Orascom Investment Holding(1)	8,189,110	311,583
Oriental Weavers Co.	756,427	507,738
Sidi Kerir Petrochemicals Co.	342,234	333,903
Six of October Development & Investment Co.(1)	275,153	267,159
Talaat Moustafa Group	2,277,506	1,485,399
Telecom Egypt	945,777	797,973

		$18,830,512

Estonia — 0.4%
AS Baltika(1)	226,000	$31,713
AS Merko Ehitus	75,000	841,409
AS Tallink Grupp	5,354,470	6,220,782
AS Tallinna Kaubamaja Grupp	202,800	2,166,298

Security	Shares	Value
AS Tallinna Vesi	35,235	$418,977
Nordecon AS	223,282	243,134

		$9,922,313

Ghana — 0.2%
Aluworks, Ltd.(1)	5,176,100	$88,902
CAL Bank, Ltd.(1)	5,036,062	1,000,649
Ghana Commercial Bank, Ltd.	1,588,070	1,208,941
Societe Generale Ghana, Ltd.	1,345,362	231,252
Standard Chartered Bank of Ghana, Ltd.(1)	283,150	1,051,535
Unilever Ghana, Ltd.	249,000	840,613

		$4,421,892

Greece — 1.5%
Aegean Airlines SA	64,124	$594,743
Alpha Bank AE(1)	1,763,300	2,446,768
Athens Water Supply & Sewage Co. SA	210,831	1,296,011
Costamare, Inc.	34,966	181,823
Diana Shipping, Inc.(1)	226,620	639,068
Eurobank Ergasias SA(1)	2,774,000	2,213,881
FF Group(1)(2)	43,721	0
GasLog, Ltd.	61,116	1,067,085
GEK Terna Holding Real Estate Construction SA(1)	120,661	666,065
Grivalia Properties REIC AE	33,405	404,031
Hellenic Exchanges - Athens Stock Exchange SA	114,224	549,837
Hellenic Petroleum SA	114,019	1,095,175
Hellenic Telecommunications Organization SA	456,255	6,110,147
Holding Co. ADMIE IPTO SA	836,265	1,618,233
JUMBO SA	161,400	2,703,706
LAMDA Development SA(1)	39,369	283,051
Marfin Investment Group Holdings SA(1)	578,215	52,348
Motor Oil (Hellas) Corinth Refineries SA	112,500	2,613,689
Mytilineos Holdings SA	240,653	2,433,907
National Bank of Greece SA(1)	121,470	212,460
Navios Maritime Holdings, Inc.(1)	17,621	41,938
OPAP SA	308,501	3,188,528
Piraeus Bank SA(1)	169,722	232,687
Public Power Corp. SA(1)	341,426	595,391
Star Bulk Carriers Corp.(1)	62,600	411,908
StealthGas, Inc.(1)	81,587	285,555
Terna Energy SA	5,946	43,086
Titan Cement Co. SA	193,774	4,183,619
Tsakos Energy Navigation, Ltd.	159,400	494,140
Viohalco SA(1)	184,517	686,910

		$37,345,790

Hungary — 0.7%
Magyar Telekom Telecommunications PLC	922,636	$1,490,072
MOL Hungarian Oil & Gas PLC	498,636	5,718,152
OTP Bank Nyrt	141,678	6,245,993
Richter Gedeon Nyrt.	268,005	5,063,249

		$18,517,466

Security	Shares	Value
India — 6.1%
ABB India, Ltd.	33,400	$633,202
ACC, Ltd.	33,034	796,808
Adani Enterprises, Ltd.	207,300	437,866
Adani Gas, Ltd.(1)	119,200	221,869
Adani Ports and Special Economic Zone, Ltd.	451,245	2,472,680
Adani Power, Ltd.(1)	518,864	358,898
Aditya Birla Fashion and Retail, Ltd.(1)	137,831	436,117
Ambuja Cements, Ltd.	238,323	809,388
Apollo Hospitals Enterprise, Ltd.	61,400	1,092,486
Ashok Leyland, Ltd.	820,626	1,078,399
Asian Paints, Ltd.	86,989	1,869,559
Aurobindo Pharma, Ltd.	142,400	1,616,408
Axis Bank, Ltd.(1)	157,800	1,763,676
Bajaj Auto, Ltd.	23,052	963,676
Bajaj Holdings & Investment, Ltd.	11,100	545,152
Bharat Forge, Ltd.	139,872	1,034,218
Bharat Heavy Electricals, Ltd.	555,450	601,117
Bharat Petroleum Corp., Ltd.	141,600	814,710
Bharti Airtel, Ltd.	1,131,005	5,410,449
Bharti Infratel, Ltd.	588,600	2,655,237
Biocon, Ltd.	79,799	705,729
Bosch, Ltd.	3,900	1,024,029
Cadila Healthcare, Ltd.	153,669	765,413
Century Textiles & Industries, Ltd.	50,000	674,895
CESC, Ltd.	24,742	261,470
Cipla, Ltd.	180,487	1,374,010
Coal India, Ltd.	302,500	1,032,181
Colgate-Palmolive (India), Ltd.	18,900	343,399
Container Corp. of India, Ltd.	218,437	1,658,251
Cummins India, Ltd.	79,700	862,222
Dabur India, Ltd.	142,300	839,836
Divi’s Laboratories, Ltd.	49,800	1,228,093
DLF, Ltd.	576,442	1,679,064
Dr. Reddy’s Laboratories, Ltd.	24,300	977,261
Dr. Reddy’s Laboratories, Ltd. ADR	12,700	514,350
Eicher Motors, Ltd.	4,779	1,414,719
GAIL (India), Ltd.	514,228	2,599,805
GlaxoSmithKline Pharmaceuticals, Ltd.	16,000	298,996
Glenmark Pharmaceuticals, Ltd.	114,000	1,061,742
Godrej Consumer Products, Ltd.	43,125	426,114
Grasim Industries, Ltd.	39,759	493,659
Great Eastern Shipping Co., Ltd. (The)	36,164	148,435
Havells India, Ltd.	119,300	1,331,968
HCL Technologies, Ltd.	99,291	1,559,331
HDFC Bank, Ltd.	142,131	4,763,096
Hero MotoCorp, Ltd.	31,338	1,154,357
Hindalco Industries, Ltd.	436,910	1,292,228
Hindustan Petroleum Corp., Ltd.	139,450	573,218
Hindustan Unilever, Ltd.	298,009	7,338,790
Hindustan Zinc, Ltd.	193,759	773,892
Housing Development & Infrastructure, Ltd.(1)	785,700	290,808

Security	Shares	Value
Housing Development Finance Corp., Ltd.	119,859	$3,396,995
ICICI Bank, Ltd.	316,326	1,821,003
Indiabulls Real Estate, Ltd.(1)	834,325	1,106,456
Indian Hotels Co., Ltd. (The)	208,584	463,516
Indian Oil Corp., Ltd.	457,990	1,078,893
Infosys, Ltd.	595,470	6,375,961
ITC, Ltd.	769,250	3,291,579
Jindal Steel & Power, Ltd.(1)	90,000	233,500
JSW Energy, Ltd.(1)	1,072,483	1,124,840
JSW Steel, Ltd.	289,100	1,221,848
Kotak Mahindra Bank, Ltd.	93,299	1,797,650
Larsen & Toubro, Ltd.	107,049	2,136,094
Larsen & Toubro, Ltd. GDR(4)	55,759	1,111,330
LIC Housing Finance, Ltd.	62,800	481,345
Lupin, Ltd.	97,200	1,035,940
Mahindra & Mahindra, Ltd.	168,585	1,642,089
Maruti Suzuki India, Ltd.	28,553	2,748,555
Mphasis, Ltd.	34,428	497,293
Nestle India, Ltd.	6,300	996,006
NHPC, Ltd.	1,887,800	674,486
NTPC, Ltd.	1,957,692	3,819,375
Oberoi Realty, Ltd.	69,496	523,755
Oil & Natural Gas Corp., Ltd.	509,063	1,175,859
Omaxe, Ltd.	79,785	236,398
Oracle Financial Services Software, Ltd.	8,100	396,599
Petronet LNG, Ltd.	111,100	401,595
Phoenix Mills, Ltd. (The)	30,232	287,084
Piramal Enterprises, Ltd.	43,598	1,733,830
Power Grid Corporation of India, Ltd.	1,419,700	4,051,683
Reliance Communications, Ltd.(1)	4,956,415	297,599
Reliance Industries, Ltd.	519,137	10,215,269
Reliance Infrastructure, Ltd.	171,400	336,701
Reliance Power, Ltd.(1)	546,400	89,024
Siemens, Ltd.	72,300	1,179,565
State Bank of India GDR(1)(4)	23,880	1,105,250
Sun Pharmaceutical Industries, Ltd.	473,300	3,267,512
Tata Chemicals, Ltd.	58,600	501,686
Tata Communications, Ltd.	167,800	1,486,566
Tata Consultancy Services, Ltd.	158,085	4,565,216
Tata Global Beverages, Ltd.	58,700	172,945
Tata Motors, Ltd.(1)	481,916	1,210,130
Tata Power Co., Ltd. (The)	1,002,648	1,066,097
Tata Steel, Ltd.	120,340	904,046
Tech Mahindra, Ltd.	76,867	862,253
Titan Co., Ltd.	114,848	1,898,755
UltraTech Cement, Ltd.	34,391	1,986,019
Unitech, Ltd.(1)	2,242,680	43,620
United Spirits, Ltd.(1)	107,665	866,399
UPL, Ltd.	138,500	1,915,604
Vedanta, Ltd.	587,914	1,569,351
Vodafone Idea, Ltd.(1)	2,831,552	733,230
Voltas, Ltd.	160,095	1,448,270

Security	Shares	Value
Wipro, Ltd.	334,056	$1,229,365
Zee Entertainment Enterprises, Ltd.	557,395	3,569,781

		$153,455,086

Indonesia — 2.9%
Adaro Energy Tbk PT	22,969,600	$2,175,223
AKR Corporindo Tbk PT	3,693,300	1,225,922
Alam Sutera Realty Tbk PT(1)	12,514,600	272,729
Aneka Tambang Tbk	8,587,500	535,132
Astra Argo Lestari Tbk PT	654,000	515,901
Astra International Tbk PT	14,916,500	7,659,277
Bank Central Asia Tbk PT	3,787,000	7,389,885
Bank Danamon Indonesia Tbk PT	2,260,281	1,477,761
Bank Mandiri Persero Tbk PT	6,199,200	3,252,991
Bank Negara Indonesia Persero Tbk PT	2,456,800	1,626,024
Bank Pan Indonesia Tbk PT(1)	3,629,372	366,587
Bank Rakyat Indonesia Persero Tbk PT	17,541,500	5,093,353
Bukit Asam Tbk PT	4,892,300	1,445,320
Bumi Serpong Damai Tbk PT(1)	8,439,700	834,646
Charoen Pokphand Indonesia Tbk PT	2,941,900	1,323,494
Ciputra Development Tbk PT	7,986,900	561,886
Gudang Garam Tbk PT	276,100	1,615,356
Hanson International Tbk PT(1)	110,720,800	793,214
Indah Kiat Pulp & Paper Corp. Tbk PT	2,136,200	1,292,184
Indo Tambangraya Megah Tbk PT	789,800	1,329,685
Indocement Tunggal Prakarsa Tbk PT	1,829,200	2,819,799
Indofood CBP Sukses Makmur Tbk PT	1,367,200	896,734
Indofood Sukses Makmur Tbk PT	2,312,500	1,035,962
Jasa Marga (Persero) Tbk PT	3,247,500	1,364,765
Kalbe Farma Tbk PT	28,917,400	3,086,087
Lippo Karawaci Tbk PT	26,506,000	536,597
Mitra Keluarga Karyasehat Tbk PT(1)	935,900	128,248
Pakuwon Jati Tbk PT	21,726,100	1,053,654
Perusahaan Gas Negara Persero Tbk PT	12,436,900	2,057,417
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	3,674,800	268,686
PP Persero Tbk PT	4,793,002	702,597
Semen Indonesia Persero Tbk PT	2,608,400	2,561,422
Sigmagold Inti Perkasa Tbk PT(1)(2)	27,503,000	30,902
Summarecon Agung Tbk PT	3,982,700	263,314
Telekomunikasi Indonesia Persero Tbk PT	31,724,000	8,768,826
Unilever Indonesia Tbk PT	601,800	2,082,556
United Tractors Tbk PT	2,041,500	3,885,339
Vale Indonesia Tbk PT(1)	4,748,000	1,132,714
Waskita Karya Persero Tbk PT	1,713,400	239,527
Wijaya Karya Persero Tbk PT	4,794,600	729,562

		$74,431,278

Jordan — 0.7%
Al-Eqbal Investment Co. PLC(1)	96,721	$1,676,825
Alia The Royal Jordanian Airlines PLC(1)	115,334	58,507
Arab Bank PLC	979,092	8,917,211
Arab Potash Co. PLC	67,492	1,645,445

Security	Shares	Value
Bank of Jordan	244,874	$815,450
Cairo Amman Bank	248,408	427,421
Capital Bank of Jordan	359,814	523,176
Jordan Ahli Bank	364,735	570,877
Jordan Islamic Bank	190,362	862,482
Jordan Kuwait Bank	51,749	216,064
Jordan Petroleum Refinery	325,755	1,179,496
Jordan Phosphate Mines(1)	20,318	87,893
Jordan Steel(1)	269,400	143,997
Jordan Telecommunications Co.	245,934	520,082
Jordanian Electric Power Co.	494,491	879,304

		$18,524,230

Kazakhstan — 0.7%
Halyk Savings Bank of Kazakhstan JSC GDR(4)	627,568	$7,282,497
KAZ Minerals PLC	929,712	7,913,891
Kcell JSC GDR(4)	544,503	2,665,660
Nostrum Oil & Gas PLC(1)	494,453	596,116

		$18,458,164

Kenya — 0.7%
ARM Cement, Ltd.(1)(2)	1,677,000	$46,167
Bamburi Cement Co., Ltd.	460,041	593,603
Barclays Bank of Kenya, Ltd.	4,319,920	508,371
British American Tobacco Kenya, Ltd.	26,700	142,944
Centum Investment Co., Ltd.	1,020,080	330,757
Co-operative Bank of Kenya, Ltd. (The)	4,853,092	711,978
Diamond Trust Bank Kenya, Ltd.	436,900	561,755
East African Breweries, Ltd.	1,968,040	4,029,747
Equity Group Holdings PLC	5,584,500	2,352,857
KCB Group, Ltd.	4,698,460	2,055,775
Kenya Airways PLC(1)	599,600	29,771
Kenya Electricity Generating Co. PLC	1,875,100	107,894
Kenya Power & Lighting, Ltd.(1)	5,995,293	245,914
Nation Media Group PLC	442,376	267,536
NIC Group PLC	938,272	339,967
Safaricom PLC	17,581,500	4,817,313
Standard Chartered Bank Kenya, Ltd.	229,478	512,374

		$17,654,723

Kuwait — 1.5%
Abyaar Real Estate Development Co. KSC(1)	6,370,482	$311,674
Agility Public Warehousing Co. KSC	1,447,007	4,090,143
Ahli United Bank	347,787	382,083
Al-Mazaya Holding Co.	2,215,009	434,946
ALAFCO Aviation Lease and Finance Co. KSCP	361,135	328,917
Boubyan Petrochemicals Co. KSCP	1,400,393	4,395,484
Burgan Bank SAK	455,532	534,761
Combined Group Contracting Co. KSC	183,221	165,463
Commercial Bank of Kuwait KSCP	1,153,013	2,063,844
Commercial Real Estate Co. KSCC	1,287,729	398,053
Gulf Bank KSCP	844,008	863,061

Security	Shares	Value
Gulf Cable & Electrical Industries Co. KSCP	165,000	$214,420
Gulf National Holding Co.(2)	340,657	0
Humansoft Holding Co. KSC	74,234	786,152
Kuwait Finance House KSCP	1,624,771	3,731,171
Kuwait International Bank KSCP	340,800	345,013
Kuwait Portland Cement Co. KSC	212,231	910,235
Kuwait Projects Co. Holdings KSC	382,496	277,101
Kuwait Real Estate Co. KSC(1)	3,187,354	638,676
Mabanee Co. SAKC	1,213,414	2,311,675
Mezzan Holding Co. KSCC	217,400	345,218
Mobile Telecommunications Co.	3,164,347	5,027,306
National Bank of Kuwait SAK	2,007,176	5,937,076
National Industries Group Holding SAK	1,875,275	1,210,382
National Investment Co.	645,000	210,918
National Real Estate Co. KPSC(1)	1,711,537	500,691
Qurain Petrochemical Industries Co.	1,018,495	1,301,493
Salhia Real Estate Co. KSCP	243,824	259,590
Sultan Center Food Products Co.(1)	2,132,359	379,701
VIVA Kuwait Telecom Co.	209,914	586,282

		$38,941,529

Latvia — 0.0%(5)
Grindeks	12,000	$100,985

		$100,985

Lebanon — 0.0%(5)
Bank Audi SAL GDR(4)	15,000	$75,000

		$75,000

Lithuania — 0.1%
Apranga PVA	363,680	$656,711
Energijos Skirstymo Operatorius AB	370,141	286,546
Klaipedos Nafta AB	1,576,663	726,990
Panevezio Statybos Trestas	323,592	307,812
Pieno Zvaigzdes(1)	94,000	103,325
Rokiskio Suris	177,000	533,290
Siauliu Bankas	1,784,952	919,375

		$3,534,049

Malaysia — 3.0%
Aeon Co. (M) Bhd	1,017,000	$366,844
Alliance Bank Malaysia Bhd	330,800	331,848
AMMB Holdings Bhd	276,900	309,634
Astro Malaysia Holdings Bhd	599,200	224,852
Axiata Group Bhd	2,471,675	2,517,511
Batu Kawan Bhd	100,300	417,257
Berjaya Corp. Bhd(1)	2,573,043	170,408
Berjaya Sports Toto Bhd	468,894	278,207
Boustead Holdings Bhd	577,500	179,849
British American Tobacco Malaysia Bhd	62,600	554,651
Bumi Armada Bhd(1)	4,001,700	186,476
Bursa Malaysia Bhd	336,900	567,097

Security	Shares	Value
Capitaland Malaysia Mall Trust	1,763,200	$479,472
CIMB Group Holdings Bhd	641,366	810,471
Datasonic Group Bhd	1,594,400	201,571
Dialog Group Bhd	2,846,250	2,209,495
Digi.com Bhd	1,971,300	2,199,911
Eco World Development Group Bhd(1)	738,100	168,338
Fraser & Neave Holdings Bhd	45,500	388,711
Gamuda Bhd	1,487,900	1,052,625
Genting Bhd	1,560,000	2,540,592
Genting Malaysia Bhd	2,380,000	1,869,469
Genting Plantations Bhd	199,400	518,017
Globetronics Technology Bhd	839,766	358,810
Hartalega Holdings Bhd	1,018,200	1,156,297
Hong Leong Bank Bhd	108,500	540,401
Hong Leong Financial Group Bhd	66,200	311,174
IGB Real Estate Investment Trust	1,938,000	878,363
IHH Healthcare Bhd	2,144,900	3,036,826
IJM Corp. Bhd	1,497,540	816,047
Inari Amertron Bhd	3,678,750	1,420,281
IOI Corp. Bhd	1,130,768	1,236,129
IOI Properties Group Bhd	2,239,484	724,884
KLCCP Stapled Group	515,300	979,975
KNM Group Bhd(1)	7,927,875	223,755
Kossan Rubber Industries	430,700	371,611
KPJ Healthcare Bhd	1,612,800	387,502
Kuala Lumpur Kepong Bhd	173,350	1,053,365
Lafarge Malaysia Bhd(1)	895,660	548,907
LBS Bina Group Bhd	1,814,340	282,498
Magnum Bhd	617,940	360,603
Mah Sing Group Bhd	1,024,700	233,725
Malakoff Corp. Bhd	749,800	167,396
Malayan Banking Bhd	848,386	1,927,807
Malaysian Resources Corp. Bhd	853,000	185,421
Maxis Bhd	1,255,300	1,650,297
Media Prima Bhd(1)	567,300	66,872
MISC Bhd	314,240	515,806
MMC Corp. Bhd	662,000	160,792
Muhibbah Engineering (M) Bhd	1,581,000	1,135,517
My EG Services Bhd	8,886,600	3,081,527
Nestle Malaysia Bhd	18,600	668,992
Pavilion Real Estate Investment Trust	771,100	343,758
Petronas Chemicals Group Bhd	1,596,500	3,584,694
Petronas Dagangan Bhd	588,000	3,607,274
Petronas Gas Bhd	268,500	1,160,437
PPB Group Bhd	281,060	1,260,948
Press Metal Aluminium Holdings Bhd	2,232,800	2,472,313
Public Bank Bhd	347,998	1,975,729
QL Resources Bhd	339,170	571,922
RHB Bank Bhd	233,159	325,949
Silverlake Axis, Ltd.	1,586,300	632,325
Sime Darby Bhd	1,019,709	557,491
Sime Darby Plantation Bhd	1,019,709	1,254,747

Security	Shares	Value
Sime Darby Property Bhd	1,019,709	$277,546
Sona Petroleum Bhd(2)	1,449,600	0
SP Setia Bhd Group	2,486,760	1,384,573
Sunway Bhd	1,363,189	561,244
Sunway Real Estate Investment Trust	2,043,200	901,007
Supermax Corp. Bhd	698,000	252,139
Ta Ann Holdings Bhd	427,078	251,327
Telekom Malaysia Bhd	1,280,400	1,005,245
Tenaga Nasional Bhd	1,515,431	4,708,173
Top Glove Corp. Bhd	1,285,200	1,456,531
UEM Sunrise Bhd	2,038,500	410,247
UMW Holdings Bhd	549,600	772,615
UOA Development Bhd	377,700	199,166
Velesto Energy Bhd(1)	3,181,847	222,739
VS Industry Bhd	850,875	223,462
YTL Corp. Bhd	2,679,048	696,061
YTL Power International Bhd	2,374,522	500,446

		$74,594,994

Mauritius — 0.7%
Alteo, Ltd.	901,317	$554,104
Attitude Property, Ltd.	1,092,500	406,737
CIEL, Ltd.	7,678,024	1,389,246
CIM Financial Services, Ltd.	2,649,077	499,940
ENL, Ltd.(1)	1,075,117	1,169,609
IBL, Ltd.	309,981	460,398
Lavastone, Ltd.(1)	2,649,077	236,619
MCB Group, Ltd.	1,042,606	8,208,937
Phoenix Beverages, Ltd.	33,742	554,716
Rogers & Co., Ltd.	608,300	668,867
SBM Holdings, Ltd.	15,114,956	2,584,038
Sun, Ltd., Class A	100,851	128,196
Terra Mauricia, Ltd.	584,124	334,506
United Basalt Products, Ltd.	187,150	691,542

		$17,887,455

Mexico — 5.8%
Alfa SAB de CV, Series A	5,496,920	$5,828,189
Alsea SAB de CV	1,398,400	2,927,885
America Movil SAB de CV, Series L	41,602,890	29,728,215
Arca Continental SAB de CV	213,000	1,185,147
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	652,200	890,757
Bolsa Mexicana de Valores SAB de CV	766,900	1,592,255
Cemex SAB de CV, Series CPO(1)	12,220,018	5,703,861
Coca-Cola Femsa SAB de CV, Series L	192,600	1,272,672
Controladora Vuela Cia de Aviacion SAB de CV(1)	363,200	308,744
El Puerto de Liverpool SAB de CV	262,181	1,654,920
Empresas ICA SAB de CV(1)(2)	2,075,736	0
Fibra Uno Administracion SA de CV	2,059,767	2,838,643
Fomento Economico Mexicano SAB de CV, Series UBD	1,139,100	10,500,008
Genomma Lab Internacional SAB de CV(1)	2,039,300	1,472,984
Gentera SAB de CV	2,038,862	1,585,061

Security	Shares	Value
Grupo Aeroportuario del Centro Norte SAB de CV	143,800	$810,707
Grupo Aeroportuario del Pacifico SAB de CV, Class B	370,800	3,287,297
Grupo Aeroportuario del Sureste SAB de CV, Class B	260,494	4,209,722
Grupo Bimbo SAB de CV, Series A	1,312,108	2,737,072
Grupo Carso SAB de CV, Series A1	972,200	3,806,106
Grupo Comercial Chedraui SA de CV	56,308	109,656
Grupo Elektra SAB de CV	110,870	5,999,298
Grupo Financiero Banorte SAB de CV, Class O	1,973,100	10,719,254
Grupo Financiero Inbursa SAB de CV, Class O	3,006,516	4,160,432
Grupo Mexico SAB de CV, Series B	3,812,235	10,436,866
Grupo Sanborns SAB de CV	223,900	215,707
Grupo Televisa SAB, Series CPO	4,153,171	9,179,224
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	1,134,930	1,988,002
Industrias CH SAB de CV, Series B(1)	194,112	861,442
Industrias Penoles SAB de CV	112,429	1,403,056
Infraestructura Energetica Nova SAB de CV	250,400	1,006,231
Kimberly-Clark de Mexico SAB de CV, Class A	633,710	1,072,820
Megacable Holdings SAB de CV, Series CPO	40,500	187,829
Mexichem SAB de CV	1,247,467	2,982,057
Minera Frisco SAB de CV(1)	873,200	198,841
Nemak SAB de CV(3)	325,400	188,264
Organizacion Soriana SAB de CV, Class B(1)	166,700	193,236
Promotora y Operadora de Infraestructura SAB de CV	352,255	3,492,742
Telesites SAB de CV(1)	2,436,230	1,573,927
Ternium SA ADR	40,022	1,089,399
TV Azteca SAB de CV, Series CPO	1,018,565	109,674
Wal-Mart de Mexico SAB de CV, Series V	2,523,064	6,744,982

		$146,253,184

Morocco — 0.7%
Attijariwafa Bank	69,194	$3,042,472
Banque Centrale Populaire	67,410	1,854,167
BMCE Bank	46,412	855,264
Cosumar	74,043	1,360,909
Delta Holding SA	35,000	117,616
Douja Promotion Groupe Addoha SA	372,601	447,367
Label Vie	5,348	1,154,904
LafargeHolcim Maroc SA	12,159	1,882,314
Lesieur Cristal	38,360	584,514
Managem SA	8,618	844,138
Maroc Telecom	226,171	3,357,409
Marocaine Pour Le Commerce et L’Industrie Banque	3,030	221,903
Samir(1)(2)	19,247	0
Societe d’Exploitation des Ports	28,600	532,454
Sonasid(1)	5,872	203,667
Taqa Morocco	14,348	1,327,958
Wafa Assurance	716	234,014

		$18,021,070

Nigeria — 0.7%
Access Bank PLC	32,908,148	$586,624
Afriland Properties PLC(1)(2)	1,223,812	0

Security	Shares	Value
Dangote Cement PLC	4,680,691	$2,476,745
Dangote Sugar Refinery PLC	4,385,654	174,550
Ecobank Transnational, Inc.(1)	12,099,560	441,723
FBN Holdings PLC	55,335,508	1,260,797
Flour Mills of Nigeria PLC	2,929,523	143,782
Forte Oil PLC(1)	2,086,402	143,910
Guaranty Trust Bank PLC	29,136,638	2,913,614
Guiness Nigeria PLC	1,245,140	206,866
Lafarge Africa PLC	6,063,228	204,971
Lekoil, Ltd.(1)	1,110,205	105,683
Nestle Nigeria PLC	496,712	2,173,971
Nigerian Breweries PLC	9,809,462	1,698,597
Oando PLC(1)	14,592,401	227,781
SEPLAT Petroleum Development Co. PLC(3)	728,540	1,164,160
Stanbic IBTC Holdings PLC	3,126,624	399,448
Transnational Corp. of Nigeria PLC	22,334,373	74,784
Unilever Nigeria PLC	2,074,728	213,257
United Bank for Africa PLC	44,535,174	952,006
Zenith Bank PLC	35,666,195	2,157,501

		$17,720,770

Oman — 0.7%
Al Maha Petroleum Products Marketing Co., LLC	36,500	$78,148
Bank Dhofar SAOG	2,283,543	789,803
Bank Muscat SAOG	3,592,647	3,735,075
Bank Nizwa SAOG(1)	941,624	220,259
Dhofar International Development & Investment Holding SAOG	316,407	236,602
HSBC Bank Oman SAOG	2,331,977	745,421
National Bank of Oman SAOG	2,801,885	1,276,109
Oman Cables Industry SAOG	192,264	449,089
Oman Cement Co. SAOG	956,735	637,958
Oman Flour Mills Co. SAOG	543,700	736,777
Oman Telecommunications Co. SAOG	1,348,933	2,289,500
Ominvest	813,509	647,841
Ooredoo	1,374,678	1,786,228
Raysut Cement Co. SAOG	523,326	423,961
Renaissance Services SAOG(1)	1,561,017	1,451,393
Sembcorp Salalah Power & Water Co.	554,425	168,273
Shell Oman Marketing Co. SAOG	66,100	182,348
Sohar International Bank SAOG	3,976,382	1,167,941

		$17,022,726

Pakistan — 0.7%
Bank Alfalah, Ltd.	1,623,333	$553,610
Engro Corp., Ltd.	407,516	947,084
Engro Fertilizers, Ltd.	845,500	429,198
Engro Foods, Ltd.	380,600	184,285
Fauji Cement Co., Ltd.	1,178,000	167,102
Fauji Fertilizer Bin Qasim, Ltd.	841,000	204,494
Fauji Fertilizer Co., Ltd.	902,614	669,846
Habib Bank, Ltd.	915,433	862,014
Hascol Petroleum, Ltd.	190,975	173,679

Security	Shares	Value
Hub Power Co., Ltd. (The)	2,888,012	$1,505,876
Indus Motor Co., Ltd.	46,360	429,795
International Steels, Ltd.	486,900	221,539
K-Electric, Ltd.(1)	10,456,000	413,457
Kot Addu Power Co., Ltd.	1,347,500	430,209
Lucky Cement, Ltd.	270,250	822,458
Maple Leaf Cement Factory, Ltd.	567,750	151,048
Mari Petroleum Co., Ltd.	32,111	282,606
MCB Bank, Ltd.	941,025	1,313,787
Millat Tractors, Ltd.	101,846	641,759
National Bank of Pakistan(1)	1,144,026	325,393
Nishat Mills, Ltd.	1,279,280	1,223,586
Oil & Gas Development Co., Ltd.	568,127	595,204
Packages, Ltd.	93,450	252,902
Pak Elektron, Ltd.	1,445,000	238,064
Pakistan Petroleum, Ltd.	1,491,432	1,959,368
Pakistan State Oil Co., Ltd.	277,183	425,473
Searle Co., Ltd. (The)	366,996	615,922
SUI Northern Gas Pipelines, Ltd.(1)	1,204,775	646,454
SUI Southern Gas Co., Ltd.(1)	1,163,733	180,123
Thal, Ltd.	75,050	225,109
United Bank, Ltd.	758,625	752,354

		$17,843,798

Panama — 0.3%
Banco Latinoamericano de Comercio Exterior SA, Class E	72,000	$1,434,240
Copa Holdings SA, Class A	61,608	4,966,221

		$6,400,461

Peru — 1.5%
Alicorp SAA	1,241,534	$4,060,297
Cementos Pacasmayo SAA	174,644	344,798
Cia de Minas Buenaventura SA ADR	280,456	4,846,280
Credicorp, Ltd.	67,696	16,243,655
Enel Generacion Peru SAA	1,767,286	1,193,230
Ferreycorp SAA	1,301,883	969,256
Grana y Montero SAA(1)	1,140,073	773,187
Minsur SA	796,651	415,416
Nexa Resources Peru SAA	371,205	405,034
Sociedad Minera Cerro Verde SAA	22,281	534,076
Southern Copper Corp.	181,855	7,216,006

		$37,001,235

Philippines — 3.0%
Aboitiz Equity Ventures, Inc.	1,539,250	$1,728,995
Aboitiz Power Corp.	3,401,900	2,295,205
Alliance Global Group, Inc.	2,897,300	892,244
Ayala Corp.	170,638	3,055,845
Ayala Land, Inc.	3,393,708	2,903,910
Ayala Land, Inc., PFC Shares(2)	3,534,608	0
Bank of the Philippine Islands	1,056,153	1,695,229
BDO Unibank, Inc.	1,188,919	3,034,648

Security	Shares	Value
Bloomberry Resorts Corp.	11,216,300	$2,563,683
CEMEX Holdings Philippines, Inc.(1)(3)	3,723,800	185,946
Century Pacific Food, Inc.	1,007,500	299,842
Cosco Capital, Inc.	1,868,100	272,233
D&L Industries, Inc.	4,542,000	972,690
DMCI Holdings, Inc.	2,556,500	584,135
Emperador, Inc.	3,420,000	480,746
Filinvest Land, Inc.	16,105,546	466,208
First Gen Corp.	2,648,860	1,100,598
First Philippine Holdings Corp.	403,650	609,127
Global Ferronickel Holdings, Inc.(1)	7,533,659	222,409
Globe Telecom, Inc.	60,575	2,236,887
GT Capital Holdings, Inc.	55,890	992,191
International Container Terminal Services, Inc.	551,900	1,373,983
JG Summit Holdings, Inc.	2,048,150	2,477,644
Jollibee Foods Corp.	942,700	5,692,650
Lopez Holdings Corp.	8,390,900	839,165
LT Group, Inc.	1,987,400	609,885
Manila Electric Co.	464,684	3,367,242
Manila Water Co.	1,474,000	646,803
Megaworld Corp.	8,043,300	888,522
Metro Pacific Investments Corp.	8,066,300	745,369
Metropolitan Bank & Trust Co.	1,006,867	1,533,567
Nickel Asia Corp.	16,433,888	778,988
Petron Corp.	2,395,000	295,910
PLDT, Inc.	171,250	3,753,893
Puregold Price Club, Inc.	1,964,200	1,801,788
Robinsons Land Corp.	1,636,615	764,108
Robinsons Retail Holdings, Inc.	1,077,190	1,620,820
San Miguel Corp.	299,500	993,113
Security Bank Corp.	189,530	624,376
Semirara Mining & Power Corp.	3,919,320	1,638,494
SM Investments Corp.	314,180	5,594,187
SM Prime Holdings, Inc.	7,221,950	5,490,984
Travellers International Hotel Group, Inc.(1)	3,644,200	391,517
Universal Robina Corp.	1,964,140	5,683,478
Vista Land & Lifescapes, Inc.	6,128,000	843,786

		$75,043,043

Poland — 2.8%
Alior Bank SA(1)	68,509	$1,067,389
AmRest Holdings SE(1)	244,410	2,645,525
Asseco Poland SA	300,227	4,061,113
Bank Handlowy w Warszawie SA	38,385	675,119
Bank Millennium SA(1)	640,333	1,492,111
Bank Polska Kasa Opieki SA	103,885	2,979,355
Boryszew SA(1)	315,000	373,306
Budimex SA	50,276	1,938,154
CCC SA	27,466	1,540,856
CD Projekt SA(1)	49,801	2,598,478
Ciech SA	40,900	571,199
Cyfrowy Polsat SA(1)	551,626	3,690,568

Security	Shares	Value
Enea SA(1)	145,490	$331,640
Energa SA(1)	389,300	875,236
Eurocash SA	188,203	1,072,907
Globe Trade Centre SA	183,554	431,504
Grupa Azoty SA	31,054	332,475
Grupa Lotos SA	84,016	1,825,250
ING Bank Slaski SA	15,900	795,197
Jastrzebska Spolka Weglowa SA(1)	141,722	2,253,475
KGHM Polska Miedz SA(1)	162,911	4,541,546
KRUK SA	21,183	842,133
LPP SA	1,852	4,015,509
Lubelski Wegiel Bogdanka SA(1)	10,688	132,281
mBank SA	13,753	1,523,213
Netia SA(1)	284,937	377,393
Orange Polska SA(1)	1,739,445	2,325,031
PGE SA(1)	1,925,400	4,988,171
Polski Koncern Naftowy ORLEN SA	223,522	5,689,602
Polskie Gornictwo Naftowe i Gazownictwo SA	1,478,031	2,410,394
Powszechna Kasa Oszczednosci Bank Polski SA	602,535	6,057,997
Powszechny Zaklad Ubezpieczen SA	407,343	4,299,836
Santander Bank Polska SA	19,704	1,956,925
Tauron Polska Energia SA(1)	2,458,454	1,296,589

		$72,007,477

Qatar — 1.4%
Aamal Co. QSC	97,022	$263,317
Al Meera Consumer Goods Co.	6,406	260,006
Barwa Real Estate Co.	226,249	2,267,284
Commercial Bank PQSC (The)	89,065	1,094,709
Doha Bank QPSC	81,869	478,273
Gulf International Services QSC(1)	69,744	297,086
Gulf Warehousing Co.	32,900	373,125
Industries Qatar	142,655	4,840,425
Masraf Al Rayan QSC	161,514	1,624,160
Mazaya Qatar Real Estate Development QSC(1)	137,946	299,153
Medicare Group	13,382	242,784
Ooredoo QPSC	147,432	2,678,925
Qatar Electricity & Water Co. QSC	60,415	2,844,470
Qatar First Bank(1)	153,900	176,870
Qatar Gas Transport Co., Ltd.	396,212	2,252,761
Qatar Insurance Co.	84,259	841,871
Qatar International Islamic Bank	21,319	426,950
Qatar Islamic Bank	49,298	2,044,955
Qatar National Bank QPSC	190,957	9,422,752
Qatar National Cement Co. QSC	13,328	271,346
Qatar Navigation QSC	35,689	645,533
United Development Co. QSC	197,574	752,730
Vodafone Qatar QSC	409,304	872,237

		$35,271,722

Romania — 0.7%
Antibiotice SA	1,843,129	$208,442
Banca Transilvania SA	10,708,865	5,223,001

Security	Shares	Value
BRD-Groupe Societe Generale SA	747,156	$2,282,863
OMV Petrom SA	37,364,539	3,134,748
Societatea Energetica Electrica SA	487,300	1,263,987
Societatea Nationala de Gaze Naturale ROMGAZ SA	276,835	2,103,612
Societatea Nationala Nuclearelectrica SA	322,130	736,237
Transelectrica SA	247,700	1,208,495
Transgaz SA Medias	14,233	1,132,916

		$17,294,301

Russia — 5.8%
Aeroflot PJSC	948,730	$1,390,844
Alrosa PJSC	1,861,500	2,625,679
Etalon Group PLC GDR(4)	78,319	140,281
Evraz PLC	291,141	2,355,488
Federal Grid Co. Unified Energy System PJSC	1,024,280,600	2,562,739
Gazprom PJSC ADR	2,056,796	9,292,063
Globaltrans Investment PLC GDR(4)(6)	35,100	373,464
Globaltrans Investment PLC GDR(4)(6)	236,017	2,510,676
Inter RAO UES PJSC	28,782,001	1,635,492
Lenta, Ltd. GDR(1)(4)	311,877	1,045,660
Lukoil PJSC ADR	199,461	17,884,716
Magnitogorsk Iron & Steel Works PJSC	1,708,700	1,183,720
Mail.ru Group, Ltd. GDR(1)(4)	152,668	3,776,665
MMC Norilsk Nickel PJSC ADR(6)	361,209	7,632,472
MMC Norilsk Nickel PJSC ADR(6)	59,048	1,241,484
Mobile TeleSystems PJSC	1,330,223	5,116,407
Moscow Exchange MICEX-RTS PJSC(1)	1,352,520	1,878,473
Mosenergo PJSC	12,772,962	411,435
Novatek PJSC GDR(4)	43,873	7,522,336
Novolipetsk Steel PJSC GDR	81,199	2,086,659
PhosAgro PJSC GDR(4)	93,673	1,175,793
PIK Group PJSC	113,450	611,068
Polymetal International PLC	180,959	2,037,587
QIWI PLC ADR(1)	94,500	1,359,855
Rosneft Oil Co. PJSC GDR(4)	627,557	3,944,380
Rosseti PJSC	67,413,873	996,447
Rostelecom PJSC	554,268	612,650
Rostelecom PJSC ADR	31,284	207,100
RusHydro PJSC	241,400,952	1,839,161
Sberbank of Russia PJSC	6,570,470	21,464,026
Severstal PJSC GDR(4)	175,704	2,742,265
Sistema PJSFC	3,087,600	446,603
Sistema PJSFC GDR(4)	136,806	385,669
Surgutneftegas PJSC ADR	656,684	2,436,629
Surgutneftegas PJSC ADR, PFC Shares	73,700	453,255
Surgutneftegas PJSC, PFC Shares	5,393,317	3,362,217
Tatneft PJSC ADR	150,195	10,405,010
Transneft PJSC, PFC Shares	1,225	3,285,203
Unipro PJSC	7,701,000	302,133
United Wagon Co. PJSC(1)	23,700	155,311
VEON, Ltd. ADR	471,930	986,334
VTB Bank PJSC GDR(4)	486,602	556,301

Security	Shares	Value
X5 Retail Group NV GDR(4)	226,978	$5,657,174
Yandex NV, Class A(1)	274,200	9,416,028

		$147,504,952

Saudi Arabia — 1.5%
Abdullah Al Othaim Markets Co.	41,082	$786,320
Al Hammadi Co. for Development and Investment(1)	34,517	229,739
Al Rajhi Bank	82,230	2,340,245
Al Tayyar Travel Group Holding Co.	131,482	993,128
Alandalus Property Co.	102,343	440,714
Aldrees Petroleum and Transport Services Co.	25,080	182,338
Alinma Bank	76,293	493,417
Almarai Co. JSC	127,964	1,882,499
Arab National Bank	44,811	296,493
Arriyadh Development Co.	44,700	249,804
Bank AlBilad	38,550	303,472
Banque Saudi Fransi	32,133	316,920
Batic Investments and Logistic Co.(1)	18,171	186,637
Co. for Cooperative Insurance (The)(1)	16,075	249,546
Dallah Healthcare Co.	27,233	351,602
Dar Al Arkan Real Estate Development Co.	816,906	2,346,762
Emaar Economic City(1)	396,410	1,036,328
Etihad Etisalat Co.(1)	147,809	859,651
Fawaz Abdulaziz Al Hokair & Co.(1)	39,929	266,250
Jarir Marketing Co.	46,822	1,972,885
Middle East Healthcare Co.	30,400	259,161
Mobile Telecommunications Co. Saudi Arabia(1)	186,447	551,159
Mouwasat Medical Services Co.	39,812	849,741
National Agriculture Development Co. (The)(1)	38,301	286,440
National Commercial Bank	48,831	715,689
National Industrialization Co.(1)	65,180	314,931
National Medical Care Co.	25,900	323,299
Rabigh Refining & Petrochemical Co.	176,700	946,845
Riyad Bank	62,400	400,695
Sahara Petrochemical Co.	50,710	223,371
Samba Financial Group	57,376	589,151
Saudi Airlines Catering Co.	26,393	570,951
Saudi Arabian Amiantit Co.(1)	156,819	277,569
Saudi Arabian Fertilizer Co.	24,333	533,934
Saudi Arabian Mining Co.(1)	45,000	658,395
Saudi Automotive Services Co.	44,564	199,856
Saudi Basic Industries Corp.	60,743	2,009,760
Saudi British Bank (The)	18,669	187,970
Saudi Ceramic Co.(1)	42,675	225,902
Saudi Chemical Co.	54,201	475,459
Saudi Co. For Hardware LLC	10,741	208,534
Saudi Electricity Co.	658,277	2,901,587
Saudi Ground Services Co.	69,126	542,145
Saudi Industrial Investment Group	49,800	328,558
Saudi Industrial Services Co.	93,777	348,156
Saudi Kayan Petrochemical Co.(1)	82,300	310,226

Security	Shares	Value
Saudi Pharmaceutical Industries & Medical Appliances Corp.	15,099	$111,352
Saudi Public Transport Co.	89,877	346,772
Saudi Telecom Co.	112,706	3,212,452
Saudia Dairy & Foodstuff Co.	5,419	150,064
Savola Group (The)	202,528	1,696,283
United Electronics Co.	26,771	430,064
United International Transportation Co.	52,824	456,102
Yanbu National Petrochemical Co.	17,800	356,163

		$37,783,486

Slovenia — 0.7%
Cinkarna Celje DD	3,106	$734,820
KRKA DD	112,463	7,321,747
Luka Koper	26,836	822,093
Petrol	12,702	4,887,832
Pozavarovalnica Sava DD	56,646	1,092,499
Telekom Slovenije DD	21,374	1,587,680
Zavarovalnica Triglav DD	50,969	1,905,049

		$18,351,720

South Africa — 5.6%
Absa Group, Ltd.	203,773	$2,156,503
AECI, Ltd.	108,017	717,701
African Rainbow Minerals, Ltd.	33,300	391,319
Anglo American Platinum, Ltd.	15,100	770,892
AngloGold Ashanti, Ltd.	70,634	928,710
AngloGold Ashanti, Ltd. ADR	79,199	1,037,507
Aspen Pharmacare Holdings, Ltd.	301,772	1,949,251
Assore, Ltd.	24,358	630,008
Astral Foods, Ltd.	26,100	302,299
AVI, Ltd.	228,000	1,427,157
Barloworld, Ltd.	463,800	4,108,402
Bid Corp., Ltd.	455,103	9,407,534
Bidvest Group, Ltd. (The)	455,103	6,129,859
Clicks Group, Ltd.	218,200	2,786,186
DataTec, Ltd.(1)	305,900	708,663
Discovery, Ltd.	221,254	2,103,957
Exxaro Resources, Ltd.	92,500	1,051,983
FirstRand, Ltd.	589,585	2,581,605
Foschini Group, Ltd. (The)	104,323	1,183,876
Gold Fields, Ltd.	255,380	941,316
Grindrod, Ltd.	350,600	186,656
Growthpoint Properties, Ltd.	1,244,700	2,107,120
Hosken Consolidated Investments, Ltd.	33,700	261,023
Hyprop Investments, Ltd.	65,400	319,056
Impala Platinum Holdings, Ltd.(1)	133,586	566,939
Imperial Logistics, Ltd.	130,900	544,876
Investec, Ltd.	156,600	916,922
JSE, Ltd.	45,700	418,932
Kumba Iron Ore, Ltd.	22,200	665,266
Liberty Holdings, Ltd.	67,700	475,685
Life Healthcare Group Holdings, Ltd.	709,548	1,321,657

Security	Shares	Value
Massmart Holdings, Ltd.	48,804	$269,614
MMI Holdings, Ltd.	554,133	638,910
Mondi, Ltd.	134,531	2,984,313
Motus Holdings, Ltd.	130,900	744,113
Mr Price Group, Ltd.	188,400	2,474,672
MTN Group, Ltd.	1,173,530	7,223,508
MultiChoice Group, Ltd.(1)	74,460	622,876
Murray & Roberts Holdings, Ltd.	689,700	682,464
Nampak, Ltd.(1)	677,282	523,665
Naspers, Ltd., Class N	74,460	17,352,278
Nedbank Group, Ltd.	141,600	2,474,675
Netcare, Ltd.	659,100	1,072,066
Northam Platinum, Ltd.(1)	298,659	1,320,893
Pick’n Pay Stores, Ltd.	213,731	986,044
Rand Merchant Investment Holdings, Ltd.	449,000	1,047,354
Redefine Properties, Ltd.	1,959,096	1,317,047
Remgro, Ltd.	194,905	2,508,311
Reunert, Ltd.	401,800	1,974,121
RMB Holdings, Ltd.	425,900	2,247,549
Sanlam, Ltd.	589,334	3,024,690
Santam, Ltd.	27,610	577,917
Sappi, Ltd.	593,587	2,743,876
Sasol, Ltd.	446,059	13,908,383
Shoprite Holdings, Ltd.	419,647	4,623,277
Sibanye Gold, Ltd.(1)	1,116,045	1,194,107
SPAR Group, Ltd. (The)	79,260	1,055,985
Standard Bank Group, Ltd.	332,502	4,288,932
Steinhoff International Holdings NV(1)	1,020,600	136,629
Telkom SA SOC, Ltd.	333,000	1,691,222
Tiger Brands, Ltd.	207,487	3,818,625
Tongaat Hulett, Ltd.	25,322	37,796
Truworths International, Ltd.	299,341	1,447,725
Vodacom Group, Ltd.	444,200	3,429,953
Wilson Bayly Holmes-Ovcon, Ltd.	111,180	824,302
Woolworths Holdings, Ltd.	355,542	1,145,582

		$141,512,334

South Korea — 5.8%
AMOREPACIFIC Corp.	10,613	$1,766,435
AMOREPACIFIC Group	19,571	1,202,604
BNK Financial Group, Inc.	55,807	328,612
Bukwang Pharmaceutical Co., Ltd.	48,120	811,607
Cell Biotech Co., Ltd.	7,242	203,303
Celltrion, Inc.(1)	20,612	3,295,911
Chabiotech Co., Ltd.(1)	12,772	241,797
Cheil Worldwide, Inc.	38,050	811,466
CJ CheilJedang Corp.	3,500	996,536
CJ Corp.	7,083	777,939
CJ Corp., PFC Shares	1,062	45,460
CJ ENM Co., Ltd.	1,122	230,506
CJ Logistics Corp.(1)	4,378	639,074
Coway Co., Ltd.	15,560	1,295,979

Security	Shares	Value
Daelim Industrial Co., Ltd.	6,870	$583,509
Daesang Corp.	29,700	742,247
Daewoo Engineering & Construction Co., Ltd.(1)	60,100	269,433
Daewoo Industrial Development Co., Ltd.(1)	3,501	6,616
DB Insurance Co., Ltd.	9,442	571,529
DGB Financial Group Co., Ltd.	64,880	467,364
Dong-A ST Co., Ltd.	5,069	430,917
Doosan Corp.	4,600	375,710
E-MART, Inc.	8,311	1,260,804
Green Cross Corp.	2,863	365,494
Green Cross Holdings Corp.	9,800	208,275
GS Engineering & Construction Corp.	30,870	1,161,449
GS Holdings Corp.	47,154	2,196,344
Hana Financial Group, Inc.	58,027	1,863,127
Hanjin Kal Corp.	8,977	203,637
Hanjin Transportation Co., Ltd.	10,500	335,894
Hankook Tire Co., Ltd.	27,617	911,336
Hanmi Pharm Co., Ltd.	3,160	1,271,358
Hanmi Science Co., Ltd.	22,491	1,536,109
Hanwha Chemical Corp.	65,820	1,215,830
Hanwha Corp.	27,900	749,001
HDC Holdings Co., Ltd.	11,087	185,595
HDC Hyundai Development Co-Engineering & Construction, Class E	15,492	692,861
Hotel Shilla Co., Ltd.	12,750	1,074,478
Hyosung Advanced Materials Corp.(1)	2,398	265,721
Hyosung Chemical Corp.	1,707	212,090
Hyosung Corp.	7,385	492,182
Hyosung Heavy Industries Corp.(1)	4,991	174,456
Hyosung TNC Co., Ltd.	2,316	353,552
Hyundai Department Store Co., Ltd.	5,600	499,149
Hyundai Engineering & Construction Co., Ltd.	22,703	1,070,178
Hyundai Glovis Co., Ltd.	9,736	1,103,600
Hyundai Heavy Industries Co., Ltd.(1)	1,784	187,426
Hyundai Marine & Fire Insurance Co., Ltd.	14,350	479,508
Hyundai Mobis Co., Ltd.	12,626	2,321,848
Hyundai Motor Co.	33,990	3,583,803
Hyundai Motor Co., Second PFC Shares	3,773	253,901
Hyundai Steel Co.	18,270	724,442
Hyundai Wia Corp.	6,700	239,380
InBody Co., Ltd.	11,574	221,915
Industrial Bank of Korea	71,500	885,300
Kangwon Land, Inc.	36,658	1,034,020
KB Financial Group, Inc.	70,107	2,594,111
KCC Corp.	1,710	480,343
Kia Motors Corp.	64,887	2,022,217
KIWOOM Securities Co., Ltd.	5,067	362,831
Korea Electric Power Corp.(1)	106,430	2,799,231
Korea Gas Corp.	15,047	598,653
Korea Investment Holdings Co., Ltd.	10,700	586,700
Korea Zinc Co., Ltd.	4,095	1,679,838
Korean Air Lines Co., Ltd.	18,577	522,329
Korean Reinsurance Co.	52,474	423,539

Security	Shares	Value
KT Corp.	16,507	$398,363
KT&G Corp.	49,980	4,557,520
Kumho Petrochemical Co., Ltd.	4,900	411,766
LG Chem, Ltd.	13,706	4,427,161
LG Corp.	32,997	2,254,025
LG Display Co., Ltd.(1)	33,200	572,093
LG Electronics, Inc.	9,019	598,024
LG Hausys, Ltd.	4,611	246,849
LG Household & Health Care, Ltd.	3,800	4,748,642
LG Uplus Corp.	278,220	3,789,094
Lotte Chemical Corp.	7,483	1,919,825
Lotte Corp.	5,150	224,471
LOTTE Fine Chemical Co., Ltd.	10,800	420,658
Lotte Shopping Co., Ltd.	4,018	630,957
LS Corp.	7,030	324,568
LS Industrial Systems Co., Ltd.	4,500	188,728
Macrogen, Inc.(1)	13,950	419,417
Medy-Tox, Inc.	3,045	1,571,088
Mirae Asset Daewoo Co., Ltd.	19,799	128,191
Naver Corp.	15,655	1,713,319
NCsoft Corp.	5,300	2,317,080
NH Investment & Securities Co., Ltd.	51,222	608,626
Nong Shim Co., Ltd.	1,100	299,528
Orion Corp. of Republic of Korea	7,895	696,045
Osstem Implant Co., Ltd.(1)	12,166	580,961
POSCO	21,737	4,853,867
Posco International Corp.	10,502	164,631
S-Oil Corp.	24,372	1,923,730
S1 Corp.	10,130	896,548
Samsung Biologics Co., Ltd.(1)(3)	5,364	1,514,085
Samsung C&T Corp.	7,152	675,326
Samsung Card Co., Ltd.	10,660	323,026
Samsung Electro-Mechanics Co., Ltd.	9,258	856,314
Samsung Electronics Co., Ltd.	316,191	12,471,500
Samsung Fire & Marine Insurance Co., Ltd.	6,363	1,688,177
Samsung Life Insurance Co., Ltd.	16,204	1,201,005
Samsung SDI Co., Ltd.	5,742	1,088,151
Samsung Securities Co., Ltd.	14,212	418,133
Seegene, Inc.(1)	19,291	373,403
Shinhan Financial Group Co., Ltd.	84,070	3,121,701
Shinsegae, Inc.	2,179	649,604
SK Chemicals Co., Ltd.	6,265	382,813
SK Discovery Co., Ltd.	5,834	136,359
SK Holdings Co., Ltd.	6,366	1,519,363
SK Hynix, Inc.	38,661	2,534,859
SK Innovation Co., Ltd.	45,196	7,149,716
SK Telecom Co., Ltd.	30,943	6,852,905
ViroMed Co., Ltd.(1)	6,061	1,499,895
Woori Financial Group, Inc.	20,809	252,069
Yuhan Corp.	6,941	1,469,053
Zyle Motor Sales Corp.(1)	4,895	7,115

		$145,568,756

Security	Shares	Value
Sri Lanka — 0.7%
Access Engineering PLC	3,828,963	$283,592
Aitken Spence PLC	867,213	202,082
Ceylon Tobacco Co. PLC	96,609	737,183
Chevron Lubricants Lanka PLC	1,378,614	496,223
Commercial Bank of Ceylon PLC	4,238,306	2,388,556
DFCC Bank PLC	648,984	257,878
Dialog Axiata PLC	15,786,381	818,767
Distilleries Co. of Sri Lanka PLC	1,837,926	162,427
Hatton National Bank PLC	1,908,949	1,934,649
Hemas Holdings PLC	1,724,055	736,020
John Keells Holdings PLC	6,067,440	5,402,533
Melstacorp PLC(1)	6,203,001	1,273,075
National Development Bank PLC	1,614,929	871,744
Nations Trust Bank PLC(1)	979,263	502,848
Nestle Lanka PLC	15,593	144,626
Sampath Bank PLC(1)	904,643	938,782
Teejay Lanka PLC	1,870,121	322,904

		$17,473,889

Taiwan — 6.1%
Advantech Co., Ltd.	35,963	$299,275
ASE Technology Holding Co., Ltd.	246,415	540,540
Asia Cement Corp.	1,183,967	1,542,472
Asia Optical Co., Inc.	114,000	365,076
Asustek Computer, Inc.	118,174	856,328
AU Optronics Corp.	2,104,000	775,585
Capital Securities Corp.	647,503	201,856
Catcher Technology Co., Ltd.	113,100	873,724
Cathay Financial Holding Co., Ltd.	1,688,464	2,466,390
Cathay Real Estate Development Co., Ltd.	346,500	271,127
Chang Hwa Commercial Bank, Ltd.	2,158,286	1,292,900
Cheng Shin Rubber Industry Co., Ltd.	1,410,951	1,922,770
Chicony Electronics Co., Ltd.	161,318	375,879
China Airlines, Ltd.	940,963	301,314
China Development Financial Holding Corp.	5,090,106	1,703,705
China Life Insurance Co., Ltd.	519,639	441,420
China Motor Corp.	1,026,930	950,322
China Petrochemical Development Corp.(1)	1,006,857	396,142
China Steel Corp.	5,256,886	4,317,839
Chipbond Technology Corp.	240,000	555,275
Chong Hong Construction Co., Ltd.	165,761	484,547
Chunghwa Telecom Co., Ltd.	2,476,909	8,807,781
Clevo Co.	206,579	196,728
Compal Electronics, Inc.	465,000	289,377
Coretronic Corp.	169,387	267,117
CTBC Financial Holding Co., Ltd.	4,106,273	2,726,916
Delta Electronics, Inc.	265,356	1,371,050
E.Sun Financial Holding Co., Ltd.	2,996,398	2,312,272
Elan Microelectronics Corp.	99,687	287,128
Eternal Materials Co., Ltd.	388,561	309,166
EVA Airways Corp.	2,017,297	989,138

Security	Shares	Value
Evergreen Marine Corp.	1,229,879	$477,647
Everlight Chemical Industrial Corp.	259,054	143,864
Far Eastern Department Stores, Ltd.	1,096,944	584,155
Far Eastern International Bank	1,065,026	387,365
Far Eastern New Century Corp.	2,069,313	2,048,616
Far EasTone Telecommunications Co., Ltd.	1,199,364	2,893,171
Faraday Technology Corp.	192,000	278,484
Feng Hsin Steel Co., Ltd.	172,000	337,118
First Financial Holding Co., Ltd.	2,808,397	1,923,416
Formosa Chemicals & Fibre Corp.	1,496,214	5,451,350
Formosa Petrochemical Corp.	985,153	3,698,290
Formosa Plastics Corp.	1,651,853	5,879,763
Formosa Taffeta Co., Ltd.	545,000	651,431
Foxconn Technology Co., Ltd.	236,305	472,311
Fubon Financial Holding Co., Ltd.	1,538,833	2,300,380
Giant Manufacturing Co., Ltd.	228,093	1,631,151
Goldsun Building Materials Co., Ltd.	617,053	171,508
Great Wall Enterprise Co., Ltd.	343,857	394,136
Highwealth Construction Corp.	325,556	537,186
Hiwin Technologies Corp.	194,261	1,645,273
Hon Hai Precision Industry Co., Ltd.	1,094,108	2,614,823
Hotai Motor Co., Ltd.	98,000	1,202,769
Hua Nan Financial Holdings Co., Ltd.	2,137,140	1,346,015
Huaku Development Co., Ltd.	187,010	449,500
Inventec Corp.	1,072,179	816,865
King Yuan Electronics Co., Ltd.	711,274	607,414
Largan Precision Co., Ltd.	12,042	1,806,105
Lite-On Technology Corp.	478,048	696,792
Macronix International Corp., Ltd.	249,322	169,735
MediaTek, Inc.	103,664	953,120
Mega Financial Holding Co., Ltd.	2,383,240	2,171,170
Merida Industry Co., Ltd.	435,907	2,435,301
Mitac Holdings Corp.	374,240	383,858
Nan Kang Rubber Tire Co., Ltd.	759,819	769,642
Nan Ya Plastics Corp.	1,767,303	4,531,593
Nanya Technology Corp.	247,165	494,308
Novatek Microelectronics Corp., Ltd.	50,479	325,018
Oriental Union Chemical Corp.	453,200	384,563
Pegatron Corp.	553,486	959,780
Phison Electronics Corp.	43,692	428,972
Pou Chen Corp.	2,168,764	2,645,666
Powertech Technology, Inc.	366,725	868,388
President Chain Store Corp.	619,120	6,103,265
Quanta Computer, Inc.	293,482	551,235
Radiant Opto-Electronics Corp.	206,350	661,485
Realtek Semiconductor Corp.	61,542	364,661
Ruentex Development Co., Ltd.	243,743	369,060
Ruentex Industries, Ltd.	697,171	1,833,265
Sanyang Motor Co., Ltd.	1,509,000	989,622
Shin Kong Financial Holding Co., Ltd.	3,317,472	978,718
Shin Kong Synthetic Fibers Corp.	965,996	437,943
Simplo Technology Co., Ltd.	38,652	341,721

Security	Shares	Value
Sino-American Silicon Products, Inc.	120,857	$265,441
SinoPac Financial Holdings Co., Ltd.	4,420,980	1,637,420
Synnex Technology International Corp.	684,558	823,338
Tainan Spinning Co., Ltd.	1,445,010	567,859
Taishin Financial Holding Co., Ltd.	1,511,940	689,803
Taiwan Business Bank	2,084,051	812,248
Taiwan Cement Corp.	1,896,529	2,542,818
Taiwan Cooperative Financial Holding Co., Ltd.	2,624,357	1,661,726
Taiwan Mobile Co., Ltd.	1,170,052	4,233,173
Taiwan Semiconductor Manufacturing Co., Ltd.	1,281,214	10,261,316
Taiwan Tea Corp.	382,711	199,416
Tatung Co., Ltd.(1)	1,214,645	960,277
Teco Electric & Machinery Co., Ltd.	989,000	674,604
Tong Yang Industry Co., Ltd.	379,826	488,308
Tripod Technology Corp.	152,979	494,582
TSRC Corp.	271,887	242,808
TTY Biopharm Co., Ltd.	307,255	832,321
Tung Ho Steel Enterprise Corp.	293,385	202,350
U-Ming Marine Transport Corp.	202,000	203,720
Uni-President Enterprises Corp.	3,855,626	9,369,094
United Microelectronics Corp.	1,596,361	604,553
Vanguard International Semiconductor Corp.	321,175	694,629
Walsin Lihwa Corp.	1,085,980	622,995
Wan Hai Lines, Ltd.	339,570	176,917
Waterland Financial Holdings	1,665,009	567,688
WPG Holdings Co., Ltd.	504,285	658,604
Yageo Corp.	35,362	372,608
YFY, Inc.	866,414	333,654
Yieh Phui Enterprise Co., Ltd.	1,096,420	355,144
Yuanta Financial Holding Co., Ltd.	2,387,289	1,361,715
Yulon Motor Co., Ltd.	512,420	323,774

		$153,325,049

Thailand — 3.0%
Advanced Info Service PCL(7)	560,800	$3,256,771
Airports of Thailand PCL(7)	2,063,900	4,428,916
AP Thailand PCL(7)	4,609,660	1,025,119
Bangkok Bank PCL(7)	143,700	938,464
Bangkok Dusit Medical Services PCL(7)	5,604,200	4,381,634
Bangkok Expressway & Metro PCL(7)	3,422,254	1,089,853
Banpu PCL(7)	2,037,000	1,041,523
BEC World PCL(1)(7)	1,693,300	360,797
Berli Jucker PCL(7)	497,900	777,900
Bumrungrad Hospital PCL(7)	559,800	3,166,628
Central Pattana PCL(7)	972,200	2,246,584
Charoen Pokphand Foods PCL(7)	1,619,600	1,302,000
CP ALL PCL(7)	1,345,200	3,169,867
Delta Electronics (Thailand) PCL(7)	1,380,270	3,089,193
Electricity Generating PCL(7)	315,300	2,903,624
Glow Energy PCL(7)	803,700	2,305,102
Hana Microelectronics PCL(7)	1,416,900	1,385,955
Home Product Center PCL(7)	1,565,760	755,690

Security	Shares	Value
Indorama Ventures PCL(7)	1,161,671	$1,823,872
Intouch Holdings PCL(7)	927,871	1,683,845
IRPC PCL(7)	4,225,800	765,372
Italian-Thai Development PCL(1)(7)	4,014,629	278,643
Kasikornbank PCL(7)	364,900	2,158,561
KCE Electronics PCL(7)	656,600	503,979
Kiatnakin Bank PCL(7)	306,200	671,229
Krung Thai Bank PCL(7)	1,610,225	975,182
Land & Houses PCL(7)	896,600	302,507
Major Cineplex Group PCL(7)	1,179,000	1,040,888
Minor International PCL(7)	3,179,761	3,909,656
Precious Shipping PCL(1)(7)	933,750	238,914
PTT Exploration & Production PCL(7)	370,516	1,465,057
PTT Global Chemical PCL(7)	956,405	2,031,336
PTT PCL(7)	2,284,700	3,455,868
Quality House PCL(7)	9,121,583	852,008
Ratchaburi Electricity Generating Holding PCL(7)	578,300	1,066,366
Siam Cement PCL(7)	153,811	2,338,474
Siam City Cement PCL(7)	84,087	596,503
Siam Commercial Bank PCL(7)	439,500	1,828,416
Sino-Thai Engineering & Construction PCL(7)	972,300	739,620
SVI PCL(7)	1,450,800	218,825
Thai Airways International PCL(1)(7)	1,290,500	500,393
Thai Beverage PCL(7)	3,247,700	2,026,764
Thai Oil PCL(7)	462,600	1,013,353
Thai Union Group PCL(7)	832,192	506,446
Thanachart Capital PCL(7)	210,300	361,322
Thoresen Thai Agencies PCL(7)	2,257,887	366,788
TMB Bank PCL(7)	5,321,200	341,990
Total Access Communication PCL(7)	496,800	830,138
TPI Polene PCL(7)	14,633,600	950,981
True Corp. PCL(7)	6,556,682	984,993
TTW PCL(7)	4,040,000	1,552,097
WHA Corp. PCL(7)	2,277,900	303,285

		$76,309,291

Tunisia — 0.2%
Attijari Bank	54,723	$621,576
Banque de Tunisie	160,285	397,494
Banque Internationale Arabe de Tunisie	23,438	904,184
Banque Nationale Agricole(1)	93,315	378,086
Carthage Cement(1)	469,841	167,902
Euro Cycles SA	34,571	183,181
Poulina Group	173,437	688,041
Societe D’Articles Hygieniques SA(1)	120,815	409,262
Societe Frigorifique et Brasserie de Tunis SA	135,340	1,031,581
Telnet Holding	110,412	439,044
Union Internationale de Banques SA	79,769	593,612

		$5,813,963

Turkey — 2.6%
AG Anadolu Grubu Holding AS	107,100	$228,474
Akbank T.A.S.(1)	1,990,736	2,266,712

Security	Shares	Value
Aksa Akrilik Kimya Sanayii AS	335,654	$554,214
Aksa Enerji Uretim AS(1)	1,312,563	578,232
Anadolu Efes Biracilik ve Malt Sanayii AS	399,548	1,257,174
Arcelik AS(1)	882,159	2,681,747
Aselsan Elektronik Sanayi Ve Ticaret AS	154,326	590,631
Aygaz AS	330,198	571,540
BIM Birlesik Magazalar AS	318,173	4,354,929
Cimsa Cimento Sanayi ve Ticaret AS(1)	116,200	138,670
Coca-Cola Icecek AS	107,000	584,856
Dogan Sirketler Grubu Holding AS(1)	2,165,468	444,298
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	735,375	357,380
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	13,039,213	3,586,779
Enerjisa Enerji AS(3)	1,053,571	977,636
Enka Insaat ve Sanayi AS	1,566,921	1,292,927
Eregli Demir ve Celik Fabrikalari TAS	2,919,663	4,789,088
Ford Otomotiv Sanayi AS	260,260	2,282,058
Haci Omer Sabanci Holding AS	870,929	1,228,785
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	373,901	301,319
Is Gayrimenkul Yatirim Ortakligi AS(1)	2,448,816	413,725
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	2,443,657	1,056,375
KOC Holding AS	818,906	2,371,446
Koza Altin Isletmeleri AS(1)	122,800	927,262
Migros Ticaret AS(1)	186,855	455,965
Net Holding AS(1)	1,199,227	370,614
Petkim Petrokimya Holding AS	1,696,103	1,384,874
Selcuk Ecza Deposu Ticaret ve Sanayi AS	243,000	167,399
Soda Sanayii AS	166,303	223,933
TAV Havalimanlari Holding AS	147,909	620,550
Tekfen Holding AS	152,291	618,093
Tofas Turk Otomobil Fabrikasi AS	469,986	1,446,883
Trakya Cam Sanayii AS	904,783	540,359
Tupras-Turkiye Petrol Rafinerileri AS	363,918	8,161,947
Turk Hava Yollari AO(1)	528,607	1,229,867
Turk Sise ve Cam Fabrikalari AS	401,274	420,164
Turk Telekomunikasyon AS(1)	1,555,557	1,218,588
Turkcell Iletisim Hizmetleri AS	2,985,429	6,481,276
Turkiye Garanti Bankasi AS	1,367,200	2,056,766
Turkiye Halk Bankasi AS	540,082	620,782
Turkiye Is Bankasi AS, Class C	1,157,493	1,148,004
Turkiye Sinai Kalkinma Bankasi AS(1)	1,676,550	229,481
Turkiye Vakiflar Bankasi TAO, Class D	905,498	739,956
Ulker Biskuvi Sanayi AS	234,929	719,150
Vestel Elektronik Sanayi ve Ticaret AS(1)	573,007	1,328,746
Yapi ve Kredi Bankasi AS(1)	998,543	383,245
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS(1)	262,604	243,020
Zorlu Enerji Elektrik Uretim AS(1)	3,437,974	768,867

		$65,414,786

United Arab Emirates — 1.5%
Abu Dhabi Commercial Bank PJSC	2,035,444	$5,258,612
Abu Dhabi National Hotels	832,200	671,980
Agthia Group PJSC	623,000	647,699

Security	Shares	Value
Air Arabia PJSC	6,041,100	$1,546,603
Al Waha Capital PJSC	1,401,285	474,165
Aldar Properties PJSC	3,816,500	1,886,629
Arabtec Holding PJSC	1,822,819	1,059,905
Dana Gas PJSC	3,612,782	917,447
DP World PLC	416,236	6,662,833
Dubai Financial Market PJSC	1,713,500	343,987
Dubai Investments PJSC	1,379,272	515,018
Dubai Islamic Bank PJSC	1,037,500	1,385,503
Emaar Properties PJSC	3,506,022	4,486,063
Emirates Telecommunications Group Co. PJSC	676,655	3,081,609
First Abu Dhabi Bank PJSC	1,778,489	7,397,956
National Central Cooling Co. (Tabreed)	1,050,547	456,179
RAK Properties PJSC(1)	1,262,100	146,406
Ras Al Khaimah Co. for White Cement & Construction Materials PSC	732,778	211,674

		$37,150,268

Vietnam — 1.4%
Bank for Foreign Trade of Vietnam JSC	1,314,599	$3,820,641
Bank for Investment and Development of Vietnam JSC(1)	599,090	928,398
Bao Viet Holdings	371,340	1,519,996
Danang Rubber JSC	277,686	267,772
Development Investment Construction Corp.	470,142	309,739
FLC Faros Construction JSC(1)	365,126	504,401
Gemadept Corp.	810,119	926,504
HAGL JSC(1)	1,003,770	240,853
Hoa Phat Group JSC(1)	3,507,983	4,878,704
KIDO Group Corp.	387,216	353,266
Kinh Bac City Development Share Holding Corp.(1)	590,200	374,540
Masan Group Corp.(1)	644,430	2,346,328
PetroVietnam Drilling & Well Services JSC(1)	824,017	635,058
PetroVietnam Fertilizer & Chemical JSC	342,540	289,614
PetroVietnam Gas JSC	254,010	1,076,169
PetroVietnam Technical Services Corp.	705,772	625,170
SSI Securities Corp.	143,640	168,874
Vietjet Aviation JSC	230,164	1,156,486
Vietnam Construction and Import-Export JSC	304,400	354,670
Vietnam Dairy Products JSC	840,080	4,883,417
Vietnam Joint Stock Commercial Bank for Industry and Trade(1)	684,823	664,994
Vietnam National Petroleum Group	309,590	792,962
Vincom Retail JSC(1)	170,213	254,316
Vingroup JSC(1)	1,717,244	8,588,455
Vinh Son-Song Hinh Hydropower JSC	484,210	360,325

		$36,321,652

Total Common Stocks (identified cost $1,948,049,075)		$2,518,409,410

Rights(1) — 0.0%(5)

Security	Shares	Value
DFCC Bank PLC, Exp. 4/18/19	259,593	$0
Vodafone Idea, Ltd., Exp. 4/24/19	6,482,763	510,012

Total Rights (identified cost $901,890)		$510,012

Warrants(1) — 0.0%(5)

Security	Shares	Value
Datasonic Group Bhd, Exp. 7/5/23, Strike MYR 1.09	797,200	$16,598

Total Warrants (identified cost $0)		$16,598

Total Investments — 99.5% (identified cost $1,948,950,965)		$2,518,936,020

Other Assets, Less Liabilities — 0.5%		$11,889,916

Net Assets — 100.0%		$2,530,825,936

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2019, the aggregate value of these securities is $12,474,092 or 0.5% of the Fund’s net assets.

(4)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2019, the aggregate value of these securities is $42,070,401 or 1.7% of the Fund’s net assets.

(5)	Amount is less than 0.05%.

(6)	Securities are traded on separate exchanges for the same entity.

(7)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Hong Kong Dollar	10.0%	$252,724,018
United States Dollar	8.9	224,810,043
New Taiwan Dollar	6.1	153,325,049
Indian Rupee	6.0	151,234,168
South Korean Won	5.8	145,568,756
Mexican Peso	5.7	145,163,785
South African Rand	5.5	140,338,198
Brazilian Real	5.3	133,863,039
Philippine Peso	3.0	75,043,043
Indonesian Rupiah	2.9	74,431,278
Thai Baht	2.9	74,282,527
Malaysian Ringgit	2.9	73,979,267
Polish Zloty	2.8	72,007,477
Euro	2.6	66,269,969
New Turkish Lira	2.6	65,414,786
Chilean Peso	2.1	53,742,731
Kuwaiti Dinar	2.1	52,438,216
Russian Ruble	2.0	49,879,608
Chinese Yuan Renminbi	1.5	38,719,408
Saudi Riyal	1.5	37,783,486
United Arab Emirates Dirham	1.5	36,814,383
Vietnamese Dong	1.4	36,321,652
Qatari Riyal	1.4	35,271,722
Colombian Peso	1.2	29,168,914
Other currency, less than 1% each	11.8	300,340,497

Total Investments	99.5%	$2,518,936,020

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	20.0%	$505,430,001
Materials	11.7	297,052,160
Consumer Staples	10.4	264,382,849
Communication Services	10.4	263,081,987
Industrials	9.8	246,932,330
Energy	9.2	232,793,234
Consumer Discretionary	8.3	211,075,760
Utilities	6.1	154,728,545
Real Estate	4.9	123,513,343
Information Technology	4.4	110,683,738
Health Care	4.3	109,262,073

Total Investments	99.5%	$2,518,936,020

Abbreviations:

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

Currency Abbreviations:

MYR	-	Malaysian Ringgit

The Fund did not have any open derivative instruments at March 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$19,439,974	$1,153,216,876		$30,902	$1,172,687,752
Emerging Europe	17,167,751	411,820,122		0	428,987,873
Latin America	459,641,146	1,111,193		177,250	460,929,589
Middle East/Africa	7,230,987	446,917,075		1,656,134	455,804,196
Total Common Stocks	$503,479,858	$2,013,065,266	**	$1,864,286	$2,518,409,410
Rights	$510,012	$—		$—	$510,012
Warrants	16,598	—		—	16,598
Total Investments	$504,006,468	$2,013,065,266		$1,864,286	$2,518,936,020

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2019 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.